UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08512

Premier VIT
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York			10105
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	December 31, 2009

Date of reporting period:	June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. REPORT TO SHAREHOLDERS

Premier VIT

OpCap Managed Portfolio

Semi-Annual Report
June 30, 2009

2009 SEMIANNUAL REPORT

Premier VIT—OpCap Managed Portfolio

Letter to Shareholders

Dear Shareholder:

Please find enclosed the semi-annual report of Premier VIT—OpCap Managed Portfolio (the “Portfolio”) for the six-month period ended June 30, 2009.

The bear market for U.S. stocks turned course in March 2009 as equities began registering gains after nearly 18 months of almost continuous declines. Major stock indexes reclaimed lost ground during the six-month reporting period ended June 30, 2009 with most core and growth indexes moving into positive territory. Large-and small-cap value indexes remained slightly negative.

The Standard & Poor’s 500 Index, a broad measure of U.S. stocks, returned 3.16% during the six-month period. The Russell 1000 Value Index, which serves as a benchmark measure of performance for U.S. large-company value stocks, declined 2.87%. The S&P MidCap 400 Index returned 8.47% and small-cap stocks, as represented by the Russell 2000 Index, returned 2.64%. Bond markets also delivered mixed results. U.S. Treasury securities, which had outperformed most investments during the bear market, gave ground. The Barclays Capital U.S. Treasury Index declined 4.30% during the six-month period. The Barclays Capital U.S. Aggregate Index, a broad measure of government and corporate bonds, rose 1.90%.

The Federal Reserve pursued a policy of “quantitative easing”. Under the initiative, the U.S. monetary authority sought to inject liquidity into the financial system through purchases of large amounts of securities (such as mortgage-backed securities and U.S. Treasuries) from commercial banks in order to encourage lending to consumers and businesses.

Please refer to the following pages for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel
President & Chief Executive Officer

2009 Semi-Annual Report

2009 SEMIANNUAL REPORT

Premier VIT—OpCap Managed Portfolio

(unaudited)

Important Information about the Portfolio

The Portfolio is only available as a funding vehicle under variable annuity contracts or variable life insurance policies offered by insurance companies. Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio may also be sold to qualified pension and retirement plans outside of the separate account context.

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a Portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to the prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the SEC’s website at www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Investment Manager, Sub-Adviser and Fixed Income Sub-Adviser have each adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (800) 628-1237 and on the SEC’s website at www.sec.gov.

The following disclosure provides important information regarding the Shareholder’s Expense Example, which appears on the following page. Please refer to this information when reviewing the Shareholder Expense Example.

Shareholder Expense Example

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Shareholder Expense Example is intended to help shareholders understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Shareholder Expense Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. Shareholders may use the information in these columns, together with the amount invested, to estimate the expenses that were paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the column entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that were paid for the period. Shareholders may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional costs were included, costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2009 Semi-Annual Report

2009 SEMIANNUAL REPORT

Premier VIT—OpCap Managed Portfolio

(unaudited)

•        OpCap Managed Portfolio seeks growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on the managers’ assessment of the relative outlook for such investments.

•        The equity portion of the Portfolio and its benchmark, the Standard & Poor’s 500 Index, advanced during the six-month reporting period. An overweighting in technology stocks along with stock selection decisions in the industrials, energy and materials sectors benefited Portfolio returns relative to the benchmark. Underweight positions and stock selection decisions in the consumer discretionary and financials sectors detracted from relative returns.

•        U.S. equity markets changed course during the six-month reporting period, striking a bottom in March 2009 after nearly 18 months of declines that reached historic proportions. For the broad U.S. equity market corporations reported better-than-expected profits and improving business outlooks during the period and investors began to anticipate an economic recovery. Among large-cap stocks, technology, consumer discretionary and materials companies contributed most significantly to gains during the six-month reporting period.

•        A broad and robust recovery among technology stocks boosted returns. Portfolio positions in Apple Computer, Google, enterprise software firm Oracle, computer chip giant Intel and networking equipment maker Cisco Systems all contributed positively to relative returns. Apple reported its best non-holiday quarter revenue and earnings in its history as iPhone sales helped the company to beat forecasts.

•        Continued weakness in financials contributed negatively to the Portfolio returns. Shares of Bank of America and Fidelity National Title (which was sold), underperformed.

Total Returns for the periods ended 6/30/09 (*Average Annual Total Return)

	Six Months	1 Year	5 Year*	10 Year*
OpCap Managed Portfolio	6.23%	(15.94)%	(0.60)%	0.29%
S&P 500 Index†	3.16%	(26.21)%	(2.24)%	(2.22)%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect the deduction of additional charges imposed in connection with investing in variable contracts and assume reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

†  It is not possible to invest directly in an Index.

Shareholder Expense Example for the period ended 6/30/09

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$1,062.30	$5.11
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,019.84	$5.01

Expenses are equal to the Portfolio’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the number of days in the period).

Top Ten Industries at 6/30/09
(equity securities) (% of net assets)

Oil, Gas & Consumable Fuels	6.9%
Pharmaceuticals	5.6%
Software	4.7%
Semiconductors & Semiconductor Equipment	4.3%
Biotechnology	3.7%
Computers & Peripherals	3.4%
Aerospace & Defense	3.1%
Beverages	2.9%
Diversified Financial Services	2.8%
Road & Rail	2.3%

2009 Semi-Annual Report

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2009
(unaudited)

Shares		Value
	COMMON STOCK — 55.3%
	Aerospace & Defense — 3.1%
29,200	General Dynamics Corp.	$1,617,388
23,200	Lockheed Martin Corp.	1,871,080
		3,488,468
	Beverages — 2.9%
41,600	Coca-Cola Co.	1,996,384
25,000	PepsiCo, Inc.	1,374,000
		3,370,384
	Biotechnology — 3.7%
19,900	Genzyme Corp. (i)	1,107,833
66,600	Gilead Sciences, Inc. (i)	3,119,544
		4,227,377
	Capital Markets — 0.6%
3,800	BlackRock, Inc.	666,596

	Chemicals — 1.1%
16,500	Monsanto Co.	1,226,610

	Communications Equipment — 1.1%
66,700	Cisco Systems, Inc. (i)	1,243,288

	Computers & Peripherals — 3.4%
27,300	Apple, Inc. (i)	3,888,339

	Consumer Finance — 0.9%
102,000	SLM Corp. (i)	1,047,540

	Diversified Financial Services — 2.8%
94,400	JPMorgan Chase & Co.	3,219,984

	Energy Equipment & Services — 1.3%
78,300	Weatherford International Ltd. (i)	1,531,548

	Food Products — 0.7%
21,500	Nestle S.A. ADR	808,830

	Health Care Providers & Services — 1.2%
54,700	Aetna, Inc.	1,370,235

	Household Products — 0.8%
16,900	Energizer Holdings, Inc. (i)	882,856

	Insurance — 0.5%
17,500	Aflac, Inc.	544,075

	Internet Software & Services — 2.3%
6,200	Google, Inc., Class A (i)	2,613,858

	IT Services — 1.1%
38,800	Accenture Ltd., Class A	1,298,248

	Machinery — 0.6%
139,800	Manitowoc Co., Inc.	735,348

	Metals & Mining — 0.7%
15,400	Freeport-McMoRan Copper & Gold, Inc.	771,694

	Oil, Gas & Consumable Fuels — 6.9%
14,000	Chevron Corp.	927,500
44,700	ConocoPhillips	1,880,082
32,200	EOG Resources, Inc.	2,187,024
32,600	PetroHawk Energy Corp. (i)	726,980
56,800	XTO Energy, Inc.	2,166,352
		7,887,938
	Pharmaceuticals — 5.6%
65,100	Merck & Co., Inc.	1,820,196
91,800	Teva Pharmaceutical Industries Ltd. ADR	4,529,412
		6,349,608
	Road & Rail — 2.3%
14,700	Norfolk Southern Corp.	553,749
40,600	Union Pacific Corp.	2,113,636
		2,667,385
	Semiconductors & Semiconductor Equipment — 4.3%
165,000	Applied Materials, Inc.	1,810,050
186,300	Intel Corp.	3,083,265
		4,893,315
	Software — 4.7%
122,000	Microsoft Corp.	2,899,940
116,200	Oracle Corp.	2,489,004
		5,388,944
	Specialty Retail — 1.2%
24,800	Home Depot, Inc.	586,024
37,500	Lowe’s Cos., Inc.	727,875
		1,313,899
	Textiles, Apparel & Luxury Goods — 0.8%
17,600	Nike, Inc., Class B	911,328

	Tobacco — 0.7%
49,600	Altria Group, Inc.	812,944
	Total Common Stock (cost-$68,102,134)	63,160,639

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2009
(unaudited) (continued)

Principal Amount (000)		Value
	U.S. GOVERNMENT AGENCY SECURITIES — 35.9%
	Fannie Mae,
$100	zero coupon, 10/9/19	$50,910
	Fannie Mae, CMO, FRN,
236	0.374%, 7/25/37	208,913
73	4.631%, 5/25/35	73,246
	Fannie Mae, MBS,
44	2.838%, 9/1/40, FRN	44,033
620	4.121%, 5/1/36, FRN	622,399
105	4.805%, 8/1/35, FRN	108,157
18	4.845%, 9/1/39, FRN	17,766
242	5.00%, 6/1/18 (h)	253,722
467	5.00%, 1/1/20	488,039
650	5.00%, 4/1/21	675,315
453	5.00%, 10/1/23	468,949
468	5.00%, 12/1/23	485,153
18	5.00%, 5/1/36	18,497
1,500	5.00%, TBA (e)	1,552,032
34	5.50%, 6/1/16	35,441
61	5.50%, 1/1/17	64,829
64	5.50%, 3/1/17	67,352
14	5.50%, 9/1/20	14,460
19	5.50%, 7/1/21	19,568
305	5.50%, 11/1/21	319,690
692	5.50%, 2/1/22	725,743
335	5.50%, 9/1/23	351,018
149	5.50%, 6/1/38	154,619
4,500	5.50%, 12/1/38	4,651,576
5,500	5.50%, TBA (e)	5,677,034
175	6.00%, 6/1/16	186,082
3	6.00%, 7/1/16	2,779
3	6.00%, 8/1/16	3,237
7	6.00%, 10/1/16	7,270
117	6.00%, 12/1/16	124,852
5	6.00%, 1/1/17	5,291
4	6.00%, 2/1/17	4,597
18	6.00%, 3/1/17	18,872
59	6.00%, 4/1/17	62,621
15	6.00%, 5/1/17	15,813
3	6.00%, 7/1/17	3,728
56	6.00%, 11/1/17	59,643
124	6.00%, 3/1/27	130,739
335	6.00%, 8/1/27	352,121
409	6.00%, 12/1/37	427,965
1,944	6.00%, 5/1/38	2,034,308
478	6.00%, 6/1/38	500,082

	Federal Home Loan Banks,
100	3.375%, 6/24/11	103,714
	Freddie Mac,
700	0.926%, 5/4/11, FRN	701,420
400	0.937%, 8/5/11, FRN	399,896
500	1.125%, 6/1/11	499,036
1,700	1.625%, 4/26/11	1,712,942
800	5.00%, 4/18/17	873,351
	Freddie Mac, CMO,
188	0.469%, 7/15/19, FRN	184,740
187	0.469%, 8/15/19, FRN	183,662
450	0.469%, 10/15/20, FRN	441,020
25	0.769%, 11/15/30, FRN	24,750
151	6.00%, 8/15/32	159,721
150	6.00%, 9/15/32	158,677
	Freddie Mac, MBS,
3	4.751%, 7/1/30, FRN	2,776
119	5.00%, 11/1/18	124,441
2,000	5.50%, 7/1/38	2,067,369
45	6.00%, 3/1/16	47,970
339	6.00%, 9/1/27	355,962
1,800	6.00%, TBA (e)	1,878,188
	Freddie Mac Structured Pass Through Securities, CMO, FRN,
27	2.639%, 2/25/45	25,699
	Ginnie Mae, CMO, FRN,
17	0.815%, 9/20/30	16,540
	Ginnie Mae, MBS,
97	3.75%, 2/20/32, FRN	98,258
36	4.125%, 10/20/29, FRN	37,093
52	4.625%, 7/20/30, FRN	53,167
250	5.375%, 5/20/30, FRN	257,998
9	6.00%, 11/20/28	9,641
3	6.00%, 11/20/31	2,833
391	6.00%, 6/20/34	407,358
	Small Business Administration Participation Certificates,
865	4.524%, 2/10/13	885,143
1,320	4.625%, 2/1/25, ABS	1,361,478
1,342	4.684%, 9/10/14, ABS	1,371,460
1,024	4.87%, 12/1/24, ABS	1,063,309
2,408	4.90%, 1/1/23, ABS	2,502,633
1,148	4.95%, 3/1/25, ABS	1,197,089
717	5.11%, 4/1/25, ABS	746,193
9	7.449%, 8/1/10	9,393
	Total U.S. Government Agency Securities (cost-$40,351,335)	41,053,381

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2009
(unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	CORPORATE BONDS & NOTES — 13.3%
	Airlines — 1.6%
	United Air Lines, Inc. (b)(f),
$1,861	8.03%, 1/1/13	B3/B	$1,842,201
269	11.56%, 5/27/24 (a)(b)(d)(j)	NR/NR	485
			1,842,686
	Banking — 2.5%
100	ANZ National International Ltd. (a)(d), 6.20%, 7/19/13	Aa2/AA	103,017
200	Bank of America Corp., 6.00%, 9/1/17	A2/A	181,841
80	Barclays Bank PLC (a)(b)(d)(j), 10.179%, 6/12/21	Baa1/A+	85,501
100	Citibank NA 1.625%, 3/30/11	Aaa/AAA	100,782
200	Citigroup, Inc., 2.125%, 4/30/12	Aaa/AAA	200,878
400	GMAC LLC (a)(d), 7.50%, 12/31/13	Ca/CCC	310,000
	Lloyds TSB Bank PLC (a)(d),
100	2.30%, 4/1/11	Aaa/AAA	100,814
500	2.80%, 4/2/12	Aaa/AAA	506,221
100	Morgan Stanley, 3.25%, 12/1/11	Aaa/AAA	103,738
100	Resona Bank Ltd., FRN (a)(d)(g), 5.85%, 4/15/16	A2/BBB	75,500
100	Royal Bank of Scotland PLC (a)(d), 3.00%, 12/9/11	Aaa/AAA	102,110
€100	Societe Financement de l’Economie Francaise, 2.125%, 5/20/12	Aaa/AAA	140,153
	Wachovia Corp.,
$100	0.749%, 3/15/11, FRN	A1/AA-	96,499
100	5.625%, 10/15/16	A2/A+	95,531
200	5.75%, 2/1/18	A1/AA-	196,421
100	Wells Fargo & Co., FRN (g), 7.98%, 3/15/18	NR/A-	83,000
400	Wells Fargo Bank, 4.75%, 2/9/15	Aa3/AA-	379,295
			2,861,301
	Energy — 0.4%
300	General Electric Co., 5.25%, 12/6/17	Aa2/AA+	294,613
100	NGPL PipeCo LLC (a)(d), 6.514%, 12/15/12	Baa3/BBB-	104,819
			399,432

	Financial Services — 6.0%
100	Allstate Life Global Funding Trusts, 5.375%, 4/30/13	A1/AA-	103,399
200	American Express Co., 7.00%, 3/19/18	A3/BBB+	194,208
	American Express Credit Corp.,
200	0.459%, 10/4/10, FRN	A2/BBB+	192,534
100	5.875%, 5/2/13	A2/BBB+	99,297
	Bear Stearns Cos., Inc.,
200	6.40%, 10/2/17	Aa3/A+	200,355
200	6.95%, 8/10/12	Aa3/A+	217,371
€100	CIT Group, Inc., 5.00%, 5/13/14	Ba2/BB-	76,444
$1,200	Citigroup Capital XXI, (converts to FRN on 12/21/37), 8.30%, 12/21/77	Baa3/CC	935,790
	Citigroup, Inc.,
200	zero coupon, 4/30/18 (g),	Ca/C	150,014
100	5.50%, 8/27/12	A3/A	96,903
100	5.50%, 4/11/13	A3/A	93,724
100	5.85%, 7/2/13	A3/A	94,592
€200	Countrywide Financial Corp., FRN, 1.659%, 11/23/10	A2/A	270,515
$100	Ford Motor Credit Co. LLC, 3.889%, 1/13/12, FRN	Caa1/CCC+	77,375
150	7.25%, 10/25/11	Caa1/CCC+	129,741
	General Electric Capital Corp.,
500	2.25%, 3/12/12	Aaa/AAA	504,424
200	3.00%, 12/9/11	Aaa/AAA	206,330
100	5.875%, 1/14/38	Aa2/AA+	79,139
100	6.875%, 1/10/39	Aa2/AA+	90,011
	Goldman Sachs Group, Inc.,
400	5.625%, 1/15/17	A2/A-	380,165
100	6.15%, 4/1/18	A1/A	97,358
500	6.75%, 10/1/37	A2/A-	444,497
1,000	HSBC Capital Funding L.P., FRN (a)(d)(g), 9.547%, 6/30/10	A3/A-	932,546
	JPMorgan Chase & Co.,
100	6.00%, 1/15/18	Aa3/A+	99,341
100	7.90%, 4/30/18, FRN (g)	A2/BBB+	87,510
€100	LeasePlan Corp. NV, 3.125%, 2/10/12	Aaa/AAA	142,274
$300	Lehman Brothers Holdings, Inc. (f), 5.625%, 1/24/13	NR/NR	45,375

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2009
(unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	CORPORATE BONDS & NOTES (continued)
	Financial Services (continued)
	Merrill Lynch & Co., Inc.,
$200	1.292%, 7/25/11, FRN	A2/A	$185,196
100	6.875%, 4/25/18	A2/A	92,556
400	Morgan Stanley, 6.75%, 4/15/11	A2/A	419,027
£100	SMFG Preferred Capital Ltd., FRN (g), 6.164%, 1/25/17	A2/BBB+	111,895
			6,849,906
	Healthcare & Hospitals — 0.7%
$300	Amgen, Inc., 6.90%, 6/1/38	A3/A+	339,985
200	Novartis Capital Corp., 4.125%, 2/10/14	Aa2/AA-	205,874
100	Roche Holdings, Inc. (a)(d), 7.00%, 3/1/39	A2/AA-	115,933
100	UnitedHealth Group, Inc., 4.875%, 2/15/13	Baa1/A-	101,079
			762,871
	Insurance — 0.3%
	American International Group, Inc.,
€100	4.00%, 9/20/11	A3/A-	93,995
$200	8.25%, 8/15/18 (a)(d)	A3/A-	117,702

	Principal Life Income Funding Trusts,
100	5.30%, 4/24/13	Aa3/A+	99,770
100	5.55%, 4/27/15	Aa3/A+	98,867
			410,334
	Oil & Gas — 1.1%
200	Petroleos Mexicanos (a)(d), 8.00%, 5/3/19	Baa1/BBB+	217,000
500	Sonat, Inc., 7.625%, 7/15/11	Ba3/BB-	489,916
400	Suncor Energy, Inc., 6.10%, 6/1/18	Baa1/BBB+	402,125
100	TransCanada Pipelines Ltd., 7.625%, 1/15/39	A3/A-	116,710
			1,225,751
	Telecommunications — 0.4%
20	AT&T, Inc., 4.95%, 1/15/13	A2/A	20,800
50	Qwest Corp., 7.50%, 6/15/23	Ba1/BBB-	39,750
400	Verizon Wireless Capital LLC (a)(d), 5.25%, 2/1/12	A2/A	421,865
			482,415

	Utilities — 0.3%
	Electricite De France S.A. (a)(d),
100	5.50%, 1/26/14	Aa3/A+	107,663
100	6.50%, 1/26/19	Aa3/A+	109,522
100	6.95%, 1/26/39	Aa3/A+	112,271
			329,456
	Total Corporate Bonds & Notes (cost-$15,207,666)		15,164,152

	MORTGAGE-BACKED SECURITIES — 1.6%
170	Banc of America Funding Corp., CMO, FRN, 3.781%, 5/25/35	NR/AAA	144,111
47	Bear Stearns Alt-A Trust, CMO, VRN, 5.49%, 9/25/35	Ba1/AAA	25,424
100	Bear Stearns Commercial Mortgage Securities, Inc., CMO, 5.703%, 6/11/50	NR/AAA	89,214
62	Countrywide Home Loan Mortgage Pass Through Trust, CMO, FRN, 5.25%, 2/20/36	Baa3/AAA	41,990
1,300	Credit Suisse Mortgage Capital Certificates, CMO, VRN, 6.213%, 2/15/41	NR/AAA	937,630
87	Greenpoint Mortgage Pass-Through Certificates, CMO, FRN, 4.826%, 10/25/33	NR/AAA	66,006
100	GS Mortgage Securities Corp. II, CMO, VRN, 5.993%, 8/10/45	Aaa/AAA	75,567
98	Harborview Mortgage Loan Trust, CMO, VRN, 5.143%, 7/19/35	Baa2/AAA	56,805
200	JPMorgan Chase Commercial Mortgage Securities Corp., CMO, 5.44%, 6/12/47	Aaa/AAA	150,601
100	Morgan Stanley Capital I, CMO, VRN, 6.076%, 6/11/49	NR/AAA	75,310
	Prime Mortgage Trust, CMO, FRN,
10	0.714%, 2/25/19	NR/AAA	9,358
29	0.714%, 2/25/34	NR/AAA	23,489
100	Wachovia Bank Commercial Mortgage Trust, CMO, VRN, 5.416%, 1/15/45	Aaa/AAA	78,632
	Total Mortgage-Backed Securities (cost-$2,014,512)		1,774,137

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2009
(unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	MUNICIPAL BONDS & NOTES — 1.0%
	Illinois — 0.4%
$100	Chicago Transit Auth. Rev., Ser. B, 6.899%, 12/1/40	Aa3/AA+	$107,007
300	State Toll Highway Auth. Rev., Ser. B, 5.50%, 1/1/33	Aa3/AA-	310,686
			417,693
	North Carolina — 0.2%
200	Capital Facs. Finance Agcy. Rev., Duke Univ. Project, Ser. B, 5.00%, 10/1/38	Aa1/AA+	203,224

	Texas — 0.3%
360	Lower Colorado River Auth. Rev. (AMBAC), 5.00%, 5/15/33	A1/A	330,746
	(Pre-refunded @ $100, 5/15/13) (c),
25	5.00%, 5/15/33	Aa3/A	28,108
15	5.00%, 5/15/33	A1/A	16,865
			375,719
	Washington — 0.1%
200	State, GO, Ser. F (NPFGC), zero coupon, 12/1/20	Aa1/AA+	117,490
	Total Municipal Bonds & Notes (cost-$1,084,362)		1,114,126
Shares
	PREFERRED STOCK — 0.5%
	Automobiles — 0.0%
4,000	General Motors Corp., 5.25%, Class B (f)	NR/NR	10,500

	Financial Services — 0.5%
68	DG Funding Trust, 1.343%, FRN (a)(b)(d)	Aaa/AAA	586,500
	Total Preferred Stock (cost-$729,026)		597,000
Principal Amount (000)
	ASSET-BACKED SECURITIES — 0.5%
$370	Citigroup Mortgage Loan Trust, Inc., FRN, 0.424%, 3/25/37	Baa2/AAA	255,839
	SLM Student Loan Trust, FRN,
217	1.082%, 10/27/14	Aaa/AAA	215,458
100	1.082%, 10/25/18	Aaa/AAA	99,402
	Total Asset-Backed Securities (cost-$686,856)		570,699
Shares
	CONVERTIBLE PREFERRED STOCK — 0.3%
	Banking — 0.2%
300	Wells Fargo & Co., Class A, 7.50%, 12/31/49	Ba3/A-	235,491

	Insurance — 0.1%
6,600	American International Group, Inc., 8.50%, 8/1/11	Ba2/NR	62,832
	Total Convertible Preferred Stock (cost-$508,156)		298,323

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2009
(unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	SHORT-TERM INVESTMENTS — 3.1%
	Corporate Notes — 1.9%
	Banking — 1.0%
$300	ICICI Bank Ltd., FRN (a)(d), 1.679%, 1/12/10	Baa2/BBB-	$294,000
100	KeyBank NA, FRN (a)(d), 2.906%, 6/2/10	A2/A	97,083
800	Korea Development Bank, FRN, 1.317%, 4/3/10	A2/A	783,144
			1,174,227
	Financial Services — 0.6%
500	Bear Stearns Cos., Inc., FRN, 0.843%, 8/21/09	Aa3/A+	500,366
100	Countrywide Financial Corp., 4.50%, 6/15/10	A2/A	99,002
100	Morgan Stanley, FRN, 3.006%, 5/14/10	A2/A	99,708
			699,076
	Oil & Gas — 0.3%
300	Gazprom AG, 10.50%, 10/21/09	A3/BBB	307,875
	Total Corporate Notes (cost-$2,198,388)		2,181,178

	Repurchase Agreements — 1.2%
800	JPMorgan Chase & Co., dated 6/30/09, 0.01%, due 7/1/09, proceeds $800,000; collateralized by U.S. Treasury Note, 2.00%, due 11/30/13, valued at $819,524 including accrued interest		800,000

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2009
(unaudited) (continued)

Principal Amount (000)			Value
$606	State Street Bank & Trust Co., dated 6/30/09, 0.01%, due 7/1/09, proceeds $606,000; collateralized by Federal Home Loan Bank, 5.50%, due 7/15/36, valued at $622,294 including accrued interest		$606,000
	Total Repurchase Agreements (cost-$1,406,000)		1,406,000
	Total Short-Term Investments (cost-$3,604,388)		3,587,178
Contracts/ Notional Amount
	OPTIONS PURCHASED (i) — 0.6%
	Call Options — 0.6%
	2-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
1,200,000	strike rate 3.45%, expires 8/3/09		43,019
2,300,000	strike rate 3.60%, expires 7/2/09		93,534
13,400,000	strike rate 3.85%, expires 8/3/09		585,663
	Total Options Purchased (cost-$181,919)		722,216
	Total Investments before options written and short sales (cost-$132,470,354) — 112.1%		128,041,851

	OPTIONS WRITTEN (i) — (0.0)%
	Put Options — (0.0)%
	7-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
1,700,000	strike rate 4.55%, expires 8/3/09		(2,336)
	Financial Futures Euro— 90 day (CME),
6	strike price $98.50, expires 9/14/09		(263)
6	strike price $98.625, expires 9/14/09		(300)
	Total Options Written (premiums received-$9,918)		(2,899)
Principal Amount (000)
	SHORT SALES — (2.3)%
$2,500	Fannie Mae, MBS, 6.00%, TBA (e) (proceeds received-$2,592,812)		(2,612,500)
	Total Investments net of options written and short sales (cost-$129,867,624)	109.8%	125,426,452
	Other liabilities in excess of other assets	(9.8)%	(11,227,650)
	Net Assets	100.0%	$114,198,802

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $4,500,552, representing 3.94% of net assets.
(b)	Illiquid security.
(c)

Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(d)

144A Security—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery security.
(f)	In default.
(g)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.
(h)	All or partial amount segregated as collateral for futures contracts.
(i)	Non-income producing.
(j)	Fair-Valued—Securities with an aggregate value of $85,896, representing less than 0.08% of net assets.

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2009
(unaudited) (continued)

Glossary:

ABS - Asset-Backed Securities

ADR - American Depositary Receipt

AMBAC - insured by American Municipal Bond Assurance Corp.

£ - British Pound

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

€ - Euro

FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect on June 30, 2009.

GO - General Obligation Bond

LIBOR - London Inter-Bank Offered Rate

MBS - Mortgage-Backed Securities

NPFGC - insured by National Public Finance Guarantee Corporation

NR - Not Rated

OTC - Over the Counter

TBA - To Be Announced

VRN -

Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on June 30, 2009.

See accompanying Notes to Financial Statements

Premier VIT
OpCap Managed Portfolio
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(unaudited)

Assets:
Investments, at value (cost-$132,470,354)	$128,041,851
Cash (including foreign currency of $170,001 with as cost of $169,273)	89,171
Receivable for investments sold	11,312,520
Dividends and interest receivable	541,657
Unrealized appreciation of swaps	255,227
Deposits with brokers for futures contracts collateral	102,000
Tax reclaims receivable	31,059
Unrealized appreciation of forward foreign currency contracts	29,106
Receivable from broker	13,812
Premium for swaps purchased	13,332
Receivable for shares of beneficial interest sold	951
Prepaid expenses	24,458
Total Assets	140,455,144

Liabilities:
Payable for investments purchased	22,148,857
Short sales, at value (proceeds received-$2,592,812)	2,612,500
Payable to broker for collateral	650,000
Payable for shares of beneficial interest redeemed	219,303
Unrealized depreciation of swaps	124,266
Deferred trustees’ retirement plan payable	113,702
Premium for swaps sold	101,361
Payable to broker	78,016
Unrealized depreciation of forward foreign currency contracts	73,411
Investment management fees payable	50,293
Payable for variation margin on futures contracts	7,119
Options written, at value (premiums received-$9,918)	2,899
Accrued expenses	74,615
Total Liabilities	26,256,342
Net Assets	$114,198,802

Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$45,078
Paid-in-capital in excess of par	156,280,106
Undistributed net investment income	999,231
Accumulated net realized loss	(38,809,074)
Net unrealized depreciation of investments, options written, swaps, futures contracts, short sales and foreign currency transactions	(4,316,539)
Net Assets	$114,198,802
Shares outstanding	4,507,783
Net asset value, offering price and redemption price per share	$25.33

See accompanying Notes to Financial Statements

Premier VIT
OpCap Managed Portfolio
STATEMENT OF OPERATIONS

Six Months ended June 30, 2009
(unaudited)

	Investment Income:
	Interest	$1,146,443
	Dividends (net of foreign withholding taxes of $22,034)	640,077
	Total Investment Income	1,786,520

	Expenses:
	Investment management fees	442,501
	Trustees’ fees and expenses	154,473
	Custodian and accounting agent fees	47,935
	Shareholder communications	31,363
	Legal fees	30,127
	Audit and tax services	23,892
	Transfer agent fees	6,134
	Insurance expense	1,616
	Miscellaneous	2,210
	Total expenses	740,251
Less:	investment management fees waived	(187,005)
	custody credits earned on cash balances	(82)
	Net expenses	553,164
	Net Investment Income	1,233,356

	Realized and Change in Unrealized Gain (Loss):
	Net realized gain (loss) on:
	Investments	(20,274,370)
	Options written	(355,647)
	Swaps	(1,265,363)
	Futures contracts	816,484
	Foreign currency transactions	(198,299)
	Net change in unrealized appreciation/depreciation of:
	Investments	24,799,843
	Options written	563,712
	Swaps	1,767,361
	Futures contracts	(819,676)
	Short sales	(19,688)
	Foreign currency transactions	195,520
	Net realized and change in unrealized gain on investments, options written, swaps, futures contracts, short sales and foreign currency transactions	5,209,877
	Net increase in net assets resulting from investment operations	$6,443,233

See accompanying Notes to Financial Statements

Premier VIT
OpCap Managed Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Six Months ended June 30, 2009 (unaudited)	Year ended December 31, 2008
Investment Operations:
Net investment income	$1,233,356	$3,497,934
Net realized loss on investments, options written, swaps, futures contracts and foreign currency transactions	(21,277,195)	(17,039,027)
Net change in unrealized appreciation/depreciation of investments, options written, swaps, futures contracts, short sales and foreign currency transactions	26,487,072	(40,311,186)
Net increase (decrease) in net assets resulting from investment operations	6,443,233	(53,852,279)

Dividends and Distributions to Shareholders from:
Net investment income	(2,832,484)	(5,092,684)
Net realized gains	—	(14,227,485)
Total dividends and distributions to shareholders	(2,832,484)	(19,320,169)

Share Transactions:
Net proceeds from the sale of shares	479,539	1,271,991
Reinvestment of dividends and distributions	2,832,484	19,320,169
Cost of shares redeemed	(11,456,038)	(36,177,361)
Net decrease in net assets from share transactions	(8,144,015)	(15,585,201)
Total decrease in net assets	(4,533,266)	(88,757,649)

Net Assets:
Beginning of period	118,732,068	207,489,717
End of period (including undistributed net investment income of $999,231 and $2,598,359, respectively)	$114,198,802	$118,732,068

Shares Issued and Redeemed:
Issued	19,673	37,339
Issued in reinvestment of dividends and distributions	113,799	611,011
Redeemed	(480,101)	(1,166,069)
Net Decrease	(346,629)	(517,719)

See accompanying Notes to Financial Statements

Premier VIT
OpCap Managed Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

	Six Months ended June 30, 2009		Year ended December 31,
	(unaudited)		2008		2007	2006	2005	2004
Net asset value, beginning of period	$24.46		$38.62		$41.48	$43.08	$42.73	$39.13

Investment Operations:
Net investment income	0.33		0.81		0.73	0.81	0.65	0.48
Net realized and change in unrealized gain (loss) on investments, options written, swaps, futures contracts, short sales and foreign currency transactions	1.18		(10.99)		0.48	2.96	1.55	3.70
Total from investment operations	1.51		(10.18)		1.21	3.77	2.20	4.18

Dividends and Distributions to Shareholders from:
Net investment income	(0.64)		(1.05)		(0.93)	(0.75)	(0.50)	(0.58)
Net realized gains	—		(2.93)		(3.14)	(4.62)	(1.35)	—
Total dividends and distributions to shareholders	(0.64)		(3.98)		(4.07)	(5.37)	(1.85)	(0.58)
Net asset value, end of period	$25.33		$24.46		$38.62	$41.48	$43.08	$42.73
Total Return (1)	6.23%		(28.69)%		2.76%	9.65%	5.28%	10.77%

Ratios/Supplemental data:
Net assets, end of period (000)	$114,199		$118,732		$207,490	$258,188	$329,661	$381,054
Ratio of expenses to average net assets (2)	1.00	%(3)(4)	1.00	%(3)	0.95%	0.95%	0.91%	0.92%
Ratio of net investment income to average net assets	2.23	%(3)(4)	2.16	%(3)	1.46%	1.75%	1.41%	1.09%
Portfolio turnover	138%		200%		159%	151%	171%	111%

(1)	Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2)	Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (See (1)(K) in Notes to Financial Statements).
(3)

During the periods indicated above, the Investment Manager waived a portion of its fees. If such waivers had not been in effect, the ratio of expenses to average net assets and ratio of net investment income to average net assets would have been 1.34% (annualized) and 1.89% (annualized), respectively, for the six months ended June 30, 2009 and 1.02% and 2.14%, respectively, for the year ended December 31, 2008.

(4)	Annualized.

See accompanying Notes to Financial Statements

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(unaudited)

(1)  Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of: NACM Small Cap Portfolio, NFJ Dividend Value Portfolio, OpCap Managed Portfolio (the “Portfolio”) and OpCap Mid Cap Portfolio. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Trust’s investment manager. The Investment Manager is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company.

The Portfolio’s objective is to seek growth of capital. It seeks to meet its objective by investing in common stocks, bonds, derivative instruments and cash equivalents, in varying percentages based on Oppenheimer Capital LLC’s (the “Sub-Adviser”) and Pacific Investment Management Company LLC’s (the “Fixed Income Sub-Adviser”) assessments of the relative outlook for such investments.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for separate accounts of various life insurance companies which fund variable annuity and variable life insurance contracts, as well as qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolio’s securities and other financial instruments other than debt securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at the last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than short-term obligations) and over-the-counter options are valued each business day by an independent pricing service or dealer quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(A)  Valuation of Investments (continued)

settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the Net Asset Value (“NAV”) of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s NAV is normally determined daily at the close of regular trading (normally, 4:00 pm Eastern Time) on the NYSE on each day the NYSE is open for business.

(B)  Fair Value Measurement

The Portfolio has adopted The Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under FAS 157 are described below:

•                  Level 1—quoted prices in active markets for identical investments that the Portfolio has the ability to access

•               Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•                  Level 3—valuations based on significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio has adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” (“FAS 157-4”).

FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Portfolio to measure fair value during the six months ended June 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Portfolio utilized the following fair value techniques on Level 3 investments: multi-dimensional relational pricing model and option adjusted spread pricing.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(B)  Fair Value Measurement (continued)

The following is a summary of the inputs used as of June 30, 2009, in valuing the Portfolio’s assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for investments in the table below are presented by industry or investment type in the Portfolio’s Schedule of Investments:

	Level 1—Quoted Prices	Level 2—Other Significant Observable Inputs	Level 3—Significant Unobservable Inputs	Value at 6/30/2009
Investments in Securities—Assets
Common Stock	$63,160,639	—	—	$63,160,639
U.S. Government Agency Securities	—	$41,053,381	—	41,053,381
Corporate Bonds & Notes	—	15,078,166	$85,986	15,164,152
Mortgage-Backed Securities	—	1,774,137	—	1,774,137
Municipal Bonds & Notes	—	1,114,126	—	1,114,126
Preferred Stock	—	597,000	—	597,000
Asset-Backed Securities	—	570,699	—	570,699
Convertible Preferred Stock	298,323	—	—	298,323
Short-Term Investments	—	3,587,178	—	3,587,178
Purchased Options	—	722,216	—	722,216
Total Investments in Securities—Assets	$63,458,962	$64,496,903	$85,986	$128,041,851

Investments in Securities—Liabilities
Short Sales, at value	—	(2,612,500)	—	(2,612,500)
Other Financial Instruments*	35,825	84,320	—	120,145
Total Investments in Securities	$63,494,787	$61,968,723	$85,986	$125,549,496

* Other Financial Instruments includes Options Written, Credit Default Swap Agreements, Interest Rate Swap Agreements, Futures Contracts and Forward Foreign Currency Transactions.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at June 30, 2009, were as follows:

	Beginning Balance 12/31/2008	Net Purchases (Sales) and Settlements	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Total Change in Unrealized Gain (Loss)	Transfers in and/or out of Level 3	Ending Balance 6/30/2009
Investments in Securities—Assets
Corporate Bonds & Notes	$1,824,078	$80,200	—	—	$23,909	$(1,842,201)	$85,986

Investments in Securities—Liabilities
Other Financial Instruments*	$33,129	—	—	—	—	$(33,129)	—
Total Investments in Securities	$1,857,207	$80,200	—	—	$23,909	$(1,875,330)	$85,986

* Other Financial Instruments include Interest Rate Swap Agreements.

Realized gain (loss) and unrealized appreciation/depreciation is recorded on the Statement of Operations.

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(C)  Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income over the lives of the respective securities. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. The payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer. Paydown gains and losses are recorded as interest income on the Statement of Operations.

(D)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Portfolio’s management has determined that its evaluation of the Interpretation has resulted in no material impact to the Portfolio’s financial statements at June 30, 2009. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(E)  Dividends and Distributions to Shareholders

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the United States of America. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(F)  Foreign Currency Translation

The Portfolio’s accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

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OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(G)  When-Issued/Delayed-Delivery Transactions

The Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. The transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations; consequently, such fluctuations are taken into account when determining the net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security is sold on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(H)  Repurchase Agreements

The Portfolio may enter into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements which is considered to represent fair value. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolio require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

(I)  Short Sales

The Portfolio may engage in short sales for investment and risk management purposes. Short sales are transactions in which a Portfolio sells a security or other instrument (such as an option, forward, future or other derivative contract) that it does not own. When a Portfolio engages in a short sale, it must borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Short sales expose a Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(J)  Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

(K)  Custody Credits Earned on Cash Balances

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

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OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(L)  Trustees’ Retirement Plan

The Trust offers defined benefits to certain prior independent Trustees through the Trust’s Retirement Plan for Independent Trustees, (the “Plan”). The Plan is an unfunded non-qualified defined benefit plan under Section 409A of the Internal Revenue Code of 1986 (the “Code”), as amended. Participating trustees receive benefits upon the specified retirement age or event. Obligations of the Plan are expected to be paid from the assets of the Trust. Each Portfolio is allocated a portion of the obligation based on the respective net assets of the Portfolios participating in the Plan. At June 30, 2009, the Portfolio’s payable in connection with the Plan was $113,702. A net expense related to the Plan of $140,775 is included in Trustees’ fees and expenses on the Statement of Operations.

Summary information for the Plan at the Trust level is as follows, based on the valuation performed on December 31, 2008:

Change in benefit obligation
Projected benefit obligation at beginning of year	$(527,281)
Benefits paid	30,511
Plan amendment	(246,156)
Interest cost	(28,753)
Actuarial gain/loss	(39,774)
Projected benefit obligation at end of year	$(811,453)
Fund status	$(811,453)
Accumulated benefit obligation/Accrued pension cost	$508,641

Projected benefit payments:
2009	$662,353
2010	$25,115
2011	$21,930
2012	$19,171
2013	$16,790
2014 to 2018	$57,495

Amount anticipated to be recognized in expense for fiscal year ending 2009:
Net loss (gain)	$36,043
Prior service cost	246,156
$282,199

Determination of the projected benefit obligation was based on the following assumptions for the year ended December 31, 2008: discount rate of 4.00%; mortality rate based upon 1994 GAM for Males and Females. The Plan was amended November 1, 2008, to comply with the provisions of Section 409A of the Code. On or prior to December 31, 2008, participants could elect to receive a lump sum benefit. The additional projected benefit of $246,156 will be expensed in 2009.

(2)  Principal Risk

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The main risks from derivative instruments are interest rate, foreign currency, market price and credit risks.

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OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(unaudited) (continued)

(2)  Principal Risk (continued)

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e., yield) movements.

The Portfolio may have elements of risk, not typically associated with investments in the U.S., due to concentrated investments in specific industries or investments in foreign issuers located in a specific country or region. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions in such country or region and the possible imposition of adverse governmental laws of currency exchange restrictions affecting such country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency-denominated securities may reduce the returns of the Portfolio.

The market values of equity securities, such as common stocks, preferred stocks or equity related investments such as futures or options, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist in part of cash due from counterparties and investments.

The Fixed Income Sub-Adviser and the Sub-Adviser, seek to minimize the Portfolio’s credit risks by performing reviews of each counterparty. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions

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OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(unaudited) (continued)

(2)  Principal Risk (continued)

for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, amount other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

The Portfolio is also a party to Master Repurchase Agreements (“Master Repo Agreements”) with select counterparties. The Master Repo Agreements maintain provision for, initiation, income payments, events of default, and maintenance of collateral.

The credit risk associated with favorable contracts is reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to credit risk subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

(3)  Market and Credit Risk

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (“SIPA”) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Portfolio had select holdings, credit default swap agreements and securities outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, foreign currency transactions, securities and derivatives transactions associated with Lehman Brothers, as a counterparty, have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as receivable from broker and payable to broker on the Statement of Assets and Liabilities and net realized gain (loss) on the Statement of Operations. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values for certain holdings. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, “Offsetting of Amounts Related to Certain Contracts” (“FIN 39”) have been met.

The Fixed Income Sub-Adviser has delivered notices of default and in some cases, claim notices, to certain entities of Lehman Brothers in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, the Fixed Income Sub-Adviser has terminated the trades and has obtained quotations from brokers for replacement trades.

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OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(unaudited) (continued)

(4)  Financial Derivative Instruments

FASB Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities”, an amendment of FASB Statement No. 133 (“FAS 161”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements of FAS 161 distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. Although the Portfolio may sometimes use derivatives for hedging purposes, the Portfolio reflects derivatives at fair value and recognizes changes in fair value through the Statement of Operations, and such do not qualify for FAS 161 hedge accounting treatment.

(A)  Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Portfolio may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Portfolio may also enter these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In addition, these contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities.

(B)  Futures Contracts

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. The Portfolio may use futures contracts to manage it’s exposure to the securities market of the movement in interest rates, and currency values. Upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the relevant exchange. Pursuant to the contracts, the Portfolio agrees to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability or unwillingness of counterparties to meet the terms of their contracts.

(C)  Option Transactions

The Portfolio purchases and writes (sells) put and call options on securities for hedging purposes, risk management purposes or as part of its investment strategies. The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

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OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(unaudited) (continued)

(4)  Financial Derivative Instruments (continued)

(C)  Option Transactions (continued)

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a call option written by the Portfolio is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option written is exercised, the premium reduces the cost basis of the security. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Portfolio purchasing a security at a price different from the current market value.

(D)  Swap Agreements

Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, cross- currency, interest rate, total return, variance and other forms of swap agreements in order to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements—Credit default swap agreements involve one party (referred to as the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising

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OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(unaudited) (continued)

(4)  Financial Derivative Instruments (continued)

(D)  Swap Agreements (continued)

the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit events. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default

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OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(unaudited) (continued)

(4)  Financial Derivative Instruments (continued)

(D)  Swap Agreements (continued)

swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed later in the Notes (see 6(c)) and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2009 for which the Portfolio is sellers of protection are disclosed later in the Notes (see 6(c)). These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements—Interest rate swap agreements involve the exchange by the Portfolio with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments, with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

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OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(unaudited) (continued)

(4)  Financial Derivative Instruments (continued)

Fair Value of Derivative Instruments at June 30, 2009,

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Asset Derivatives:
Unrealized appreciation on swaps	$204,260	$50,967	—	$255,227
Receivable for variation margin on futures contracts*	48,842	—	—	48,842
Unrealized appreciation of forward foreign currency contracts	—	—	$29,106	29,106
Total Asset Derivatives	$253,102	$50,967	$29,106	$333,175

Liability Derivatives:
Unrealized depreciation on swaps	$(12,476)	$(111,790)	—	$(124,266)
Payable for variation margin on futures contracts*	(12,454)	—	—	(12,454)
Options written, at value	(2,899)	—	—	(2,899)
Unrealized depreciation of forward foreign currency contracts	—	—	$(73,411)	(73,411)
Total Liability Derivatives	$(27,829)	$(111,790)	$(73,411)	$(213,030)

*

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Notes to Financial statements. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2009:

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Realized Gain (Loss) on:
Futures contracts	$827,165	—	—	$827,165
Options written	(355,647)	—	—	(355,647)
Swaps	(796,194)	$(469,169)	—	(1,265,363)
Foreign currency transactions	—	—	$(177,986)	(177,986)
Total Realized Loss	$(324,676)	$(469,169)	$(177,986)	$(971,831)

Net change in unrealized appreciation/depreciation of:
Futures contracts	$(819,676)	—	—	$(819,676)
Options written	563,712	—	—	563,712
Swaps	1,418,088	$349,273	—	1,767,361
Foreign currency transactions	—	—	$190,904	190,904
Total change in unrealized appreciation/depreciation	$1,162,124	$349,273	$190,904	$1,702,301

The volumes indicated in the futures contracts outstanding, options written, credit default swap agreements, interest rate swap agreements and forward foreign currency contracts tables are indicative of the amounts throughout the period.

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(unaudited) (continued)

(5)  Investment Manager/Sub-Adviser/Fixed Income Sub-Adviser/Distributor

The Trust, on behalf of the Portfolio, has entered into an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Trust’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager will receive an annual fee, payable monthly at the annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Manager is contractually obligated to waive that portion of the management fee and to reimburse any necessary expenses in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

The Investment Manager has retained its affiliates, the Sub-Adviser, to manage the Portfolio’s equity investments and the Fixed Income Sub-Adviser to manage the Portfolio’s fixed-income investments. The Investment Manager and not the Portfolio pays a portion of the fees it receives from the Portfolio to the Sub-Adviser and Fixed Income Sub-Adviser in return for their services.

Allianz Global Investors Distributors LLC (the “Distributor”), an affiliate of the Investment Manager, serves as the distributor of the Trust’s shares. Pursuant to a distribution agreement with the Trust, the Investment Manager on behalf of the Portfolio pays the Distributor.

(6)  Investments in Securities

For the six months ended June 30, 2009, purchases and sales of securities, other than short-term securities and U.S. government obligations were $25,319,017 and $32,047,578, respectively. Purchases and sales in U.S. government obligations were $161,504,147 and $171,238,207, respectively.

(a) Futures contracts outstanding at June 30, 2009:

Type	Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Euribor Futures	1	$247	12/14/09	$1,005
Euribor Futures	2	494	3/15/10	3,352
Financial Futures British Pound—90 day	1	123	12/16/09	7,795
Financial Futures British Pound—90 day	1	123	3/17/10	777
Financial Futures British Pound—90 day	2	245	6/16/10	(142)
Financial Futures British Pound—90 day	2	243	9/15/10	(1,023)
Financial Futures British Pound—90 day	2	242	12/15/10	(1,829)
Financial Futures British Pound—90 day	1	121	3/16/11	(1,460)
Financial Futures Euro—90 day	2	497	9/14/09	550
Financial Futures Euro—90 day	24	5,946	12/14/09	3,813
Financial Futures Euro—90 day	5	1,235	3/15/10	28,875
Financial Futures Euro—90 day	9	2,215	6/14/10	2,400
Financial Futures Euro—90 day	1	245	9/13/10	275
Financial Futures Euro—90 day	11	2,687	12/13/10	(8,000)
				$36,388

The Portfolio pledged $102,000 in cash as collateral for futures contracts.

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(unaudited) (continued)

(6)  Investments in Securities (continued)

(b) Transactions in options written for the six months ended at June 30, 2009:

	Contracts	Notional Amount	Premiums
Options outstanding, December 31, 2008	17	$6,200,000	$197,891
Options written	51	2,700,000	25,796
Options terminated in closing transactions	—	(6,200,000)	(189,970)
Options expired	(56)	(1,000,000)	(23,799)
Options outstanding, June 30, 2009	12	$1,700,000	$9,918

(c) Credit default swaps agreements:

Sell Protection swap agreements outstanding at June 30, 2009(1):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)(3)	Credit Spread(2)	Termination Date	Payments Received by Portfolio	Market Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation )

Barclays Bank:
Dow Jones CDX IG-9 5 Year Index 30-100%	$292	0.35%	12/20/12	0.758%	$3,762	—	$3,762
General Electric Capital Corp.	500	4.12%	3/20/11	0.62%	(28,577)	—	(28,577)
General Electric Capital Corp.	400	4.35%	12/20/12	0.64%	(44,256)	—	(44,256)

Citigroup:
General Electric Capital Corp.	100	4.34%	3/20/14	3.85%	(1,296)	—	(1,296)
SLM Corp.	100	8.37%	3/20/13	4.85%	(8,650)	—	(8,650)
SLM Corp.	100	8.25%	12/20/13	5.00%	(9,100)	$(14,250)	5,150

Credit Suisse First Boston:
The Procter & Gamble Co.	800	0.75%	6/20/14	1.00%	9,456	7,344	2,112

Deutsche Bank:
American Express	100	2.41%	3/20/13	1.75%	(1,547)	—	(1,547)
Dow Jones CDX IG-9 5 Year Index 30-100%	292	0.35%	12/20/12	0.708%	3,278	—	3,278
General Electric Capital Corp.	100	4.34%	12/20/13	4.75%	2,084	—	2,084
General Electric Capital Corp.	100	4.34%	12/20/13	4.90%	2,646	—	2,646

Merrill Lynch & Co.:
Ford Motor Co.	100	15.81%	12/20/09	5.00%	(7,307)	(35,000)	27,693
International Lease Financial Corp.	100	9.03%	12/20/13	5.00%	(12,508)	(16,750)	4,242

Royal Bank of Scotland:
CIT Group	100	17.18%	3/20/13	5.17%	(27,464)	—	(27,464)
					$(119,479)	$(58,656)	$(60,823)

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(unaudited) (continued)

(6)  Investments in Securities (continued)

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at June 30, 2009 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d) Interest rate swap agreements outstanding at June 30, 2009:

			Rate Type			Upfront
Swap Counterparty	Notional Amount (000)	Termination Date	Payments Made by Portfolio	Payments Received by Portfolio	Market Value	Premiums (Paid) Received	Unrealized Appreciation (Depreciation)
Barclays Bank	BRL 400	1/4/10	BRL-CDI- Compounded	11.36%	$279	—	$279
Barclays Bank	$2,400	2/4/11	3-Month USD-LIBOR	3.00%	83,401	$(23,604)	107,005
BNP Paribas	€600	10/15/10	5-Year French CPI Ex Tobacco Daily Reference Index	2.09%	28,981	(426)	29,407
BNP Paribas	£100	3/18/14	6-Month EUR-LIBOR	4.50%	11,445	(1,507)	12,952
Deutsche Bank	AUD 100	6/15/11	3-Month Australian Bank Bill	4.50%	(297)	274	(571)
Goldman Sachs	BRL 100	1/4/10	BRL-CDI- Compounded	11.465%	196	—	196
Goldman Sachs	€100	3/30/12	5-Year French CPI Ex Tobacco Daily Reference Index	1.96%	1,867	—	1,867
HSBC Bank	£100	9/15/13	6-Month GBP-LIBOR	5.10%	11,865	(248)	12,113

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(unaudited) (continued)

(6)  Investments in Securities (continued)

			Rate Type			Upfront
Swap Counterparty	Notional Amount (000)	Termination Date	Payments Made by Portfolio	Payments Received by Portfolio	Market Value	Premiums (Paid) Received	Unrealized Appreciation (Depreciation)
Merrill Lynch & Co.	BRL 300	1/4/10	BRL-CDI- Compounded	11.43%	$465	—	$465

Merrill Lynch & Co.	BRL 200	1/4/10	BRL-CDI- Compounded	12.948%	3,877	$174	3,703

Merrill Lynch & Co.	BRL 400	1/2/12	BRL-CDI- Compounded	11.98%	3,400	—	3,400

Merrill Lynch & Co.	BRL 300	1/2/12	BRL-CDI- Compounded	12.54%	4,683	(2,008)	6,691
Morgan Stanley	BRL 100	1/4/10	BRL-CDI- Compounded	12.67%	1,292	(147)	1,439
Morgan Stanley	BRL 400	1/4/10	BRL-CDI- Compounded	12.78%	6,903	426	6,477

Royal Bank of Scotland	€100	3/28/12	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	1,742	—	1,742

Royal Bank of Scotland	£100	3/18/14	6-Month GBP-LIBOR	5.25%	13,192	(78)	13,270
UBS	BRL 100	1/4/10	BRL-CDI- Compounded	12.41%	1,279	(173)	1,452
UBS	AUD 1,700	6/15/11	3-Month Australian Bank Bill	4.50%	(5,047)	919	(5,966)
UBS	AUD 500	9/15/11	6-Month Australian Bank Bill	4.25%	(1,744)	4,195	(5,939)
UBS	BRL 400	1/2/12	BRL-CDI- Compounded	10.575%	(5,368)	(7,170)	1,802
					$162,411	(29,373)	$191,784

AUD - Australian Dollar

BRL - Brazilian Real

CDI - Inter-Bank Deposit Certificate

CPI - Consumer Price Index

EUR/€ - Euro

GBP/£ - British Pound

LIBOR - London Inter-Bank Offered Rate

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(unaudited) (continued)

(6)  Investments in Securities (continued)

(e) Forward foreign currency contracts outstanding at June 30, 2009:

	Counterparty		U.S. $ Value on Origination Date	U.S. $ Value June 30, 2009	Unrealized Appreciation (Depreciation)
Purchased:
109,000 Australian Dollar settling 7/23/09	Goldman Sachs & Co	.	$85,655	$87,985	$2,330
437,732 Brazilian Real settling 8/4/09	HSBC Bank USA		208,450	222,000	13,550
190,390 Brazilian Real settling 8/4/09	Merrill Lynch		88,615	96,558	7,943
208,000 British Pound settling 7/2/09	Morgan Stanley		343,627	342,545	(1,082)
38,000 British Pound settling 7/2/09	Royal Bank of Scotland PLC		59,587	62,580	2,993
69,000 Canadian Dollar settling 8/4/09	JPMorgan Chase & Co	.	63,007	59,425	(3,582)
466,036 Chinese Yuan Renminbi settling 7/15/09	Barclays Bank		72,000	68,228	(3,772)
350,604 Chinese Yuan Renminbi settling 9/8/09	Barclays Bank		50,158	51,366	1,208
77,660 Chinese Yuan Renminbi settling 3/29/10	Barclays Bank		11,500	11,447	(53)
1,625,264 Chinese Yuan Renminbi settling 7/15/09	Deutsche Bank		251,300	237,941	(13,359)
430,248 Chinese Yuan Renminbi settling 7/15/09	HSBC Bank USA		66,000	62,989	(3,011)
77,841 Chinese Yuan Renminbi settling 3/29/10	HSBC Bank USA		11,500	11,473	(27)
642,612 Chinese Yuan Renminbi settling 7/15/09	JPMorgan Chase		99,700	94,079	(5,621)
466,610 Chinese Yuan Renminbi settling 3/29/10	JPMorgan Chase		69,000	68,776	(224)
2,043,000 Japanese Yen settling 7/2/09	BNP Paribas Bank		21,184	21,174	(10)
2,043,000 Japanese Yen settling 8/4/09	Morgan Stanley		21,215	21,183	(32)
14,464 Singapore Dollar settling 7/30/09	HSBC Bank USA		10,000	9,990	(10)

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(unaudited) (continued)

(6)  Investments in Securities (continued)

	Counterparty	U.S. $ Value on Origination Date	U.S. $ Value June 30, 2009	Unrealized Appreciation (Depreciation)
Sold:
30,657 Brazilian Real settling 8/4/09	HSBC Bank USA	$13,983	$15,548	$(1,565)
246,000 British Pound settling 7/2/09	Citigroup	380,617	405,125	(24,508)
208,000 British Pound settling 8/6/09	Morgan Stanley	343,616	342,534	1,082
207,493 Chinese Yuan Renminbi settling 7/15/09	Barclays Bank	29,000	30,377	(1,377)
91,195 Chinese Yuan Renminbi settling 9/8/09	Barclays Bank	13,000	13,361	(361)
1,038,218 Chinese Yuan Renminbi settling 7/15/09	Citigroup	148,528	151,997	(3,469)
917,082 Chinese Yuan Renminbi settling 7/15/09	Deutsche Bank	130,800	134,262	(3,462)
800,198 Chinese Yuan Renminbi settling 7/15/09	HSBC Bank USA	114,492	117,150	(2,658)
105,150 Chinese Yuan Renminbi settling 9/8/09	HSBC Bank USA	15,000	15,405	(405)
201,170 Chinese Yuan Renminbi settling 7/15/09	JPMorgan Chase	28,115	29,451	(1,336)
154,258 Chinese Yuan Renminbi settling 9/8/09	JPMorgan Chase	22,000	22,600	(600)
335,000 Euro settling 7/27/09	Barclays Bank	467,446	469,896	(2,450)
14,464 Singapore Dollar settling 7/30/09	Bank of America	9,553	9,990	(437)
				$(44,305)

(7)  Income Tax Information

The cost basis of Portfolio securities of $132,470,354 is substantially the same for both federal income tax purposes and financial reporting purposes. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $6,479,263; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $10,907,766; net unrealized depreciation for federal income tax purposes is $4,428,503.

(8)  Legal Proceedings

In September 2004, the Investment Manager, PEA Capital LLC (“PEA”) and the Distributor settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of certain open-end funds not in the Trust and advised by the Investment Manager. PEA, the Distributor and Allianz Global reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. Allianz Global, the

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(unaudited) (continued)

(8)  Legal Proceedings (continued)

Investment Manager, PEA and the Distributor paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. None of these settlements alleged that any inappropriate activity took place with respect to the Portfolio. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, Allianz Global, the Investment Manager, the Distributor, PEA and certain of their employees have been defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, on behalf of fund shareholders or the funds themselves, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by fund shareholders.

It is possible that these matters and/or other developments resulting from these matters could result in increased Portfolio redemptions or other adverse consequences to the Portfolio. However, the Investment Manager, the Sub-Adviser, the Fixed-Income Sub-Adviser and the Distributor believe that these matters are not likely to have a material adverse effect on the Portfolio or on Investment Manager’s, the Sub-Adviser’s, Fixed-Income Sub-Adviser’s or the Distributor’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

The foregoing speaks only as of the date hereof.

(9)  Subsequent Events

The Portfolio has adopted FASB Statement of Financial Accounting Standard No. 165, “Subsequent Events” (“FAS 165”) – accounting and disclosure of subsequent events. Subsequent events are events or transactions that occur after the balance sheet date but before financial statements are issued or are available to be issued.

The objective of FAS 165 is to establish principles and requirements for subsequent events. In particular, FAS 165 sets forth:

a.               The period after the balance sheet date during which management of a reporting entity shall evaluate events or transactions that may occur for potential recognition or disclosure in the financial statements.

b.              The circumstances under which an entity shall recognize events or transactions occurring after the balance sheet date.

c.               The disclosures that an entity shall make about events or transactions that occurred after the balance sheet date.

Management has determined there were no subsequent events following the six months ended June 30, 2009 through August 19, 2009, the date the financial statements were available to be issued.

Premier VIT
1345 Avenue of the Americas
New York, NY 10105

Trustees and Officers

Hans W. Kertess	Trustee, Chairman of the Board of Trustees
Paul Belica	Trustee
Robert E. Connor	Trustee
John C. Maney	Trustee
William B. Ogden, IV	Trustee
R. Peter Sullivan III	Trustee
Diana L. Taylor	Trustee
Brian S. Shlissel	President & Chief Executive Officer
Lawrence G. Altadonna	Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Scott Whisten	Assistant Treasurer
Richard J. Cochran	Assistant Treasurer
Youse E. Guia	Chief Compliance Officer
Kathleen A. Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Fixed Income Sub-Adviser

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105

Custodian & Accounting Agent

State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02110

Transfer Agent

Boston Financial Data Services, Inc.
330 West 9th Street
Kansas City, MO 64105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02110-2624

Investors should consider the investment objectives, risk, charges and expenses of the Portfolio carefully before investing. This and other information is contained in the Portfolio’s prospectus. Please read the prospectus carefully before you invest or send money.

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Premier VIT

OpCap Mid Cap Portfolio

Semi-Annual Report
June 30, 2009

2009 SEMI-ANNUAL REPORT

Premier VIT—OpCap Mid Cap Portfolio

Letter to Shareholders

Dear Shareholder:

Please find enclosed the semi-annual report for the Premier VIT—OpCap Mid Cap Portfolio (the “Portfolio”) for the six-month period ended June 30, 2009.

The bear market for U.S. stocks turned course in March 2009 as equities began registering gains after nearly 18 months of almost continuous declines. Major stock indexes reclaimed lost ground during the six-month reporting period with most core and growth indexes moving into positive territory. Large-and small-cap value indexes remained slightly negative.

The Standard & Poor’s 500 Index, a broad measure of U.S. stocks, returned 3.16% during the six-month reporting period. The Russell 1000 Value Index, which serves as a benchmark measure of performance for U.S. large-company value stocks, declined 2.87%. The S&P MidCap 400 Index returned 8.47% and small-cap stocks, as represented by the Russell 2000 Index, returned 2.64%. Bond markets also delivered mixed results. U.S. Treasury securities, which had outperformed most investments during the bear market, gave ground. The Barclays Capital U.S. Treasury Index registered a decline of 4.30% during the reporting period. The Barclays Capital U.S. Aggregate Index, a broad measure of government and corporate bonds, returned 1.90%.

The Federal Reserve pursued a policy of “quantitative easing.” Under the initiative, the U.S. monetary authority sought to inject liquidity into the financial system through purchases of large amounts of securities (such as mortgage-backed securities and U.S. Treasuries) from commercial banks in order to encourage lending to consumers and businesses.

Please refer to the following pages for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel
President & Chief Executive Officer

2009 Semi-Annual Report

2009 SEMI-ANNUAL REPORT

Premier VIT—OpCap Mid Cap Portfolio

(unaudited)

Important Information about the Portfolio

The Portfolio is only available as a funding vehicle under variable annuity contracts or variable life insurance policies offered by insurance companies. Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio may also be sold to qualified pension and retirement plans outside of the separate account context.

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a Portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to the prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the SEC’s website at www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Investment Manager and Sub-Adviser have each adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, is available without charge, upon request, by calling (800) 628-1237 and on the SEC’s website at http://www.sec.gov.

Shareholder Expense Example

The following disclosure provides important information regarding the Shareholder’s Expense Example, which appears on the following page. Please refer to this information when reviewing the Shareholder Expense Example.

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Shareholder Expense Example is intended to help shareholders understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Shareholder Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. Shareholders may use the information in these columns, together with the amount invested, to estimate the expenses that were paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that were paid for the period. Shareholders may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional costs were included, costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2009 Semi-Annual Report

2009 SEMI-ANNUAL REPORT

Premier VIT—OpCap Mid Cap Portfolio

(unaudited)

•                OpCap Mid Cap Portfolio seeks long-term capital appreciation by normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies that the investment adviser believes are undervalued in the marketplace.

•                Both the Portfolio and its benchmark, the Standard & Poor’s MidCap 400 Index, delivered positive returns during the six-month reporting period. Stock selection decisions in the consumer staples, financials and consumer discretionary sectors contributed positively to Portfolio’s returns relative to its benchmark. Stock selections among industrials, health care and energy companies detracted from relative returns.

•                U.S. equity markets changed course during the six-month reporting period, striking a bottom in March 2009 after nearly 18 months of declines that reached historic proportions. For the broad U.S. equity market, corporations reported better-than-expected profits and improving business outlooks during the period and investors began to anticipate an economic recovery. Among mid-cap stocks, consumer discretionary and technology companies contributed most significantly to gains in the benchmark during the six-month reporting period.

•                In the consumer staples sector, the Portfolio’s exposure to health, personal care and tobacco products contributed positively to returns with shares of nutritional products company Herbalife and cigarette maker Lorillard, outperforming the benchmark’s holdings in food production, discount retailing and other consumer products.

•                The Portfolio’s holdings in the consumer discretionary sector led the recovery in automotive, gaming, entertainment and retail industries positioned at the forefront of the rally. Positions in Goodyear Tire and Rubber, International Game Technology, discount retailer TJX and the casual dining company Darden Restaurants all advanced, contributing positively to relative returns.

•                Among industrials, lingering economic weakness kept investors cautious toward transport, business services and capital equipment companies. In this environment, the Portfolio’s positions in Continental Airlines, freight management consultant UTi Worldwide and postage equipment maker Pitney Bowes detracting from relative performance.

Total Returns for the periods ended 6/30/09 (*Average Annual Total Return)

	Six Months	1 year	5 year*	10 year*
OpCap Mid Cap Portfolio	9.78%	(33.98)%	(0.21)%	7.51%
S&P 400 Mid-Cap†	8.47%	(28.02)%	0.36%	4.62%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect the deduction of additional charges imposed in connection with investing in variable contacts and assume reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

†  It is not possible to invest directly in an index.

Shareholder Expense Example for the period ended 6/30/09

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$1,097.80	$5.20
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,019.84	$5.01

Expenses are equal to the Portfolio’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the number of days in the period).

Top Ten Industries as of 6/30/09
(% of net assets)

Specialty Retail	7.2%
Oil, Gas & Consumable Fuels	6.2%
Healthcare Providers & Services	6.1%
Insurance	6.0%
Semiconductors & Semiconductor Equipment	5.6%
Chemicals	4.4%
Road & Rail	4.2%
Hotels, Restaurants & Leisure	4.1%
Biotechnology	3.8%
Communications Equipment	3.4%

2009 Semi-Annual Report

Premier VIT
OpCap Mid Cap Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2009
(unaudited)

Shares		Value
	COMMON STOCK — 89.0%
	Air Freight & Logistics — 1.5%
65,200	UTI Worldwide, Inc. (a)	$743,280

	Airlines — 1.2%
66,430	Continental Airlines, Inc., Class B (a)	588,570

	Auto Components — 2.8%
126,560	Goodyear Tire & Rubber Co. (a)	1,425,066

	Biotechnology — 3.8%
15,377	Biogen Idec, Inc. (a)	694,271
14,700	United Therapeutics Corp. (a)	1,224,951
		1,919,222
	Capital Markets — 1.8%
36,812	Ameriprise Financial, Inc.	893,427

	Chemicals — 4.4%
10,091	CF Industries Holdings, Inc.	748,147
63,640	Nalco Holding Co.	1,071,697
8,700	PPG Industries, Inc.	381,930
		2,201,774
	Commercial Banks — 2.7%
4,720	PNC Financial Services Group, Inc.	183,183
29,864	SVB Financial Group (a)	812,898
29,038	TCF Financial Corp.	388,238
		1,384,319
	Commercial Services & Supplies — 1.2%
27,200	Pitney Bowes, Inc.	596,496

	Communications Equipment — 3.4%
41,800	Ciena Corp. (a)	432,630
48,867	CommScope, Inc. (a)	1,283,247
		1,715,877
	Consumer Finance — 1.3%
30,304	Capital One Financial Corp.	663,052

	Diversified Consumer Services — 1.1%
8,050	Apollo Group, Inc., Class A (a)	572,516

	Electric Utilities — 1.3%
25,475	Allegheny Energy, Inc.	653,434

	Electronic Equipment, Instruments & Components — 2.2%
35,434	Amphenol Corp., Class A	1,121,132

	Energy Equipment & Services — 1.4%
22,000	National-Oilwell Varco, Inc. (a)	718,520

	Health Care Providers & Services — 6.1%
17,100	DaVita, Inc. (a)	845,766
39,982	Health Net, Inc. (a)	621,720
16,450	Laboratory Corp. of America Holdings (a)	1,115,145
21,678	Psychiatric Solutions, Inc. (a)	492,958
		3,075,589

	Hotels, Restaurants & Leisure — 4.1%
28,144	Darden Restaurants, Inc.	928,189
70,100	International Game Technology	1,114,590
		2,042,779

	Household Durables — 0.4%
23,100	Centex Corp.	195,426

	Household Products — 0.8%
7,000	Clorox Co.	390,810

	Independent Power Producers & Energy Traders — 1.0%
19,300	NRG Energy, Inc. (a)	501,028

	Insurance — 6.0%
27,239	Aflac, Inc.	846,861
10,910	Assurant, Inc.	262,822
24,200	Reinsurance Group of America, Inc.	844,822
15,895	RenaissanceRe Holdings Ltd.	739,753
10,800	Stancorp Financial Group, Inc.	309,744
		3,004,002
	Life Sciences Tools & Services — 0.5%
11,730	Pharmaceutical Product Development, Inc.	272,371

	Machinery — 1.3%
18,428	Joy Global, Inc.	658,248

	Media — 1.2%
46,300	World Wrestling Entertainment, Inc., Class A	581,528

Premier VIT
OpCap Mid Cap Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2009
(unaudited) (continued)

Shares		Value
	COMMON STOCK (continued)
	Metals & Mining — 0.9%
12,000	U.S. Steel Corp.	$428,880

	Multi-Utilities — 3.1%
12,500	PG&E Corp.	480,500
10,800	SCANA Corp.	350,676
30,200	Vectren Corp.	707,586
		1,538,762
	Oil, Gas & Consumable Fuels — 6.2%
17,365	Comstock Resources, Inc. (a)	573,913
33,800	Energy Transfer Partners L.P.	1,368,562
11,446	EXCO Resources, Inc. (a)	147,883
17,707	PetroHawk Energy Corp. (a)	394,866
15,300	Range Resources Corp.	633,573
		3,118,797
	Paper & Forest Products — 1.1%
18,540	Weyerhaeuser Co.	564,172

	Personal Products — 1.6%
25,009	Herbalife Ltd.	788,784

	Real Estate Investment Trusts (REITs) — 2.6%
28,949	Annaly Capital Management, Inc.	438,288
34,500	Nationwide Health Properties, Inc.	888,030
		1,326,318
	Road & Rail — 4.2%
22,365	Union Pacific Corp.	1,164,322
52,344	Werner Enterprises, Inc.	948,473
		2,112,795
	Semiconductors & Semiconductor Equipment — 5.6%
54,200	AS ML Holding NV	1,173,430
35,300	KLA-Tencor Corp.	891,325
67,241	NVIDIA Corp. (a)	759,151
		2,823,906
	Specialty Retail — 7.2%
21,800	Advance Auto Parts, Inc.	904,482
24,300	Bed Bath & Beyond, Inc. (a)	747,225
15,780	GameStop Corp., Class A (a)	347,318
19,200	PetSmart, Inc.	412,032
19,747	TJX Cos., Inc.	621,240
27,653	Urban Outfitters, Inc. (a)	577,118
		3,609,415
	Tobacco — 3.1%
23,100	Lorillard, Inc.	1,565,487

	Trading Companies & Distributors — 1.9%
27,100	MSC Industrial Direct Co., Class A	961,508
	Total Common Stock (cost-$41,555,781)	44,757,290

	EXCHANGE-TRADED FUNDS — 5.1%
19,609	Midcap SPDR Trust Series 1	2,065,024
28,476	SPDR KBW Bank	513,992
	Total Exchange-Traded Funds (cost-$2,410,108)	2,579,016

Principal Amount (000s)			Value

	Repurchase Agreement — 5.5%
$2,756	State Street Bank & Trust Co., dated 6/30/09, 0.01%, due 7/1/09, proceeds $2,756,001; collateralized by Federal Home Loan Bank, 5.50%, due 7/15/36, valued at $2,813,619 including accrued interest (cost-$2,756,000)		$2,756,000

	Total Investments (cost-$46,721,889)	99.6%	50,092,306

	Other assets less liabilities	0.4%	188,165

	Net Assets	100.0%	$50,280,471

Notes to Schedule of Investments:

(a)  Non-income producing.

See accompanying Notes to Financial Statements

Premier VIT
OpCap Mid Cap Portfolio
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(unaudited)

Assets:
Investments, at value (cost-$46,721,889)	$50,092,306
Cash	80,132
Receivable for shares of beneficial interest sold	97,986
Dividends receivable	53,182
Receivable due from investment adviser	10,447
Total Assets	50,334,053

Liabilities:
Payable for shares of beneficial interest redeemed	239
Deferred trustees’ retirement plan payable	15,169
Accrued expenses	38,174
Total Liabilities	53,582
Net Assets	$50,280,471

Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$53,238
Paid-in-capital in excess of par	81,726,495
Undistributed net investment income	329,282
Accumulated net realized loss	(35,198,961)
Net unrealized appreciation of investments	3,370,417
Net Assets	$50,280,471
Shares outstanding	5,323,812
Net asset value, offering price and redemption price per share	$9.44

See accompanying Notes to Financial Statements

Premier VIT
OpCap Mid Cap Portfolio
STATEMENT OF OPERATIONS

Six Months ended June 30, 2009
(unaudited)

	Investment Income:
	Dividends (net of foreign withholding taxes of $2,913)	$603,799
	Interest	68
	Total investment income	603,867

	Expenses:
	Investment advisory fees	218,468
	Trustees’ fees and expenses	69,675
	Shareholder communications	34,056
	Custodian and accounting agent fees	19,156
	Legal fees	13,391
	Audit and tax services	8,689
	Transfer agent fees	7,385
	Insurance expense	2,559
	Miscellaneous	1,810
	Total expenses	375,189
Less:	investment advisory fees waived	(101,896)
	custody credits earned on cash balances	(207)
	Net expenses	273,086
	Net investment income	330,781

	Realized and Change in Unrealized Gain (Loss):
	Net realized loss on investments	(9,379,053)
	Net change in unrealized appreciation/depreciation of investments	14,668,274
	Net realized and change in unrealized gain on investments	5,289,221
	Net increase in net assets resulting from investment operations	$5,620,002

See accompanying Notes to Financial Statements

Premier VIT
OpCap Mid Cap Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Six Months ended June 30, 2009 (unaudited)	Year ended December 31, 2008
Investment Operations:
Net investment income	$330,781	$346,664
Net realized loss on investments, options written and foreign currency transactions	(9,379,053)	(24,757,703)
Net change in unrealized appreciation/depreciation of investments, options written and foreign currency transactions	14,668,274	(12,552,892)
Net increase (decrease) in net assets resulting from investment operations	5,620,002	(36,963,931)
Dividends and Distributions to Shareholders from:
Net investment income	(348,216)	(305,171)
Net realized gains	—	(7,404,447)
Total dividends and distributions to shareholders	(348,216)	(7,709,618)
Share Transactions:
Net proceeds from the sale of shares	15,671,329	102,695,811
Reinvestment of dividends and distributions	348,216	7,709,618
Cost of shares redeemed	(26,179,766)	(90,747,378)
Net increase (decrease) in net assets from share transactions	(10,160,221)	19,658,051
Total decrease in net assets	(4,888,435)	(25,015,498)
Net Assets:
Beginning of period	55,168,906	80,184,404
End of period (including undistributed net investment income of $329,282 and $346,717, respectively)	$50,280,471	$55,168,906
Shares Issued and Redeemed:
Issued	1,832,683	7,555,223
Issued in reinvestment of dividends and distributions	37,889	523,751
Redeemed	(2,918,228)	(6,654,886)
Net increase (decrease)	(1,047,656)	1,424,088

See accompanying Notes to Financial Statements

Premier VIT
OpCap Mid Cap Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

	Six Months ended June 30, 2009		Year ended December 31,
	(unaudited)		2008	2007	2006		2005		2004
Net asset value, beginning of period	$8.66		$16.21	$15.58	$15.93		$14.29		$14.27
Investment Operations:
Net investment income (loss)	0.08		0.04	0.08	0.03		(0.05)		(0.07)
Net realized and change in unrealized gain (loss) on investments, options written and foreign currency transactions	0.77		(6.24)	1.06	1.89		2.29		2.78
Total from investment operations	0.85		(6.20)	1.14	1.92		2.24		2.71
Dividends and Distributions to Shareholders from:
Net investment income	(0.07)		(0.05)	(0.03)	—		—		(0.02)
Net realized gains	—		(1.30)	(0.48)	(2.27)		(0.60)		(2.67)
Total dividends and distributions to shareholders	(0.07)		(1.35)	(0.51)	(2.27)		(0.60)		(2.69)
Net asset value, end of period	$9.44		$8.66	$16.21	$15.58		$15.93		$14.29
Total Return (1)	9.78%		(41.67)%	7.23%	13.06%		16.18%		19.34%
Ratios/Supplemental data:
Net assets end of period (000’s)	$50,280		$55,169	$80,184	$69,146		$9,949		$9,861
Ratio of expenses to average net assets (2)	1.00	%(3)(4)	0.98%	0.99%	1.01	%(4)	1.07	%(4)	1.03	%(4)
Ratio of net investment income (loss) to average net assets	1.21	%(3)(4)	0.47%	0.46%	0.31	%(4)	(0.32	)%(4)	(0.47	)%(4)
Portfolio Turnover	64%		182%	140%	100%		66%		60%

(1)          Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)          Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (See 1(J) in Notes to Financial Statements).

(3)          Annualized.

(4)          During the fiscal periods indicated above, the Investment Manager waived a portion of its fees and assumed a portion of the Portfolio’s expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets would have been 1.37% (annualized) and 0.84% (annualized), respectively, for the six months ended June 30, 2009; 1.03% and 0.29%, respectively, for the year ended December 31, 2006; 1.54% and (0.79)%, respectively for the year ended December 31, 2005 and 1.30% and (0.74)%, respectively for the year ended December 31, 2004.

See accompanying Notes to Financial Statements

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(unaudited)

(1) Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NACM Small Cap Portfolio, NFJ Dividend Value Portfolio, OpCap Managed Portfolio and OpCap Mid Cap Portfolio (the “Portfolio”). Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Trust’s Investment Manager. The Investment Manager is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company.

The Portfolio’s objective is long-term capital appreciation. It seeks to meets its objective, under normal conditions, by investing at least 80% of its net assets, plus the amount of any borrowing for investment purposes in equity securities of companies with market capitalization between $500 million and $15 billion at the time of purchase that Oppenheimer Capital (“the Sub-Adviser”) believes are under valued in the market place.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for separate accounts of various life insurance companies which fund variable annuity and variable life insurance contracts as well as for qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

The Portfolio has adopted the following new accounting standard issued by the Financial Accounting Standards Board (“FASB”):

FASB Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 161”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements of FAS 161 distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. The Portfolio reflects derivatives at fair value and recognizes changes in fair value through the Statement of Operations, and such do not qualify for FAS 161 hedge accounting treatment. Portfolio management has determined that FAS 161 has no material impact on the Portfolio’s financial statements.

The following is a summary of significant accounting policies consistently followed by the Portfolio:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(A)  Valuation of Investments (continued)

established by the Board of Trustees. Portfolio securities and other financial instruments other than debt securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at the last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is normally determined daily at the close of regular trading (normally, 4:00 pm Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(B)  Fair Value Measurement

The Portfolio has adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1—quoted prices in active markets for identical investments that the Portfolio has the ability to access

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio has adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” (“FAS 157-4”).

FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Portfolio to measure fair value during the six months ended June 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(B)  Fair Value Measurement (continued)

The following is a summary of the inputs used as of June 30, 2009, in valuing the Portfolio’s assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for investments in the table below are presented by industry or investment type in the Portfolio’s Schedule of Investments:

	Level 1—Quoted Prices	Level 2—Other Significant Observable Inputs	Level 3—Significant Unobservable Inputs	Value at 6/30/2009
Investments in Securities—Assets
Common Stock	$44,757,290	$—	$—	$44,757,290
Exchange-Traded Funds	2,579,016	—	—	2,579,016
Short-Term Investments	—	2,756,000	—	2,756,000
Total Investments in Securities	$47,336,306	$2,756,000	$—	$50,092,306

(C)  Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income over the lives of the respective securities using the effective interest method. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. The payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

(D)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

The FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Portfolio’s management has determined that its evaluation of the Interpretation has resulted in no material impact to the Portfolio’s financial statements at June 30, 2009. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(E)  Dividends and Distributions to Shareholders

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to shareholders on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the United States of America. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(F)  Foreign Currency Translation

The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statements of Operations.

The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments.

Net foreign currency gain (loss) from valuing foreign currency denominated assets and liabilities at period-end exchange rates is reflected as a component of net unrealized appreciation of investments. Net realized foreign currency gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

(G)  Option Transactions

The Portfolio may purchase and write (sell) put and call options on securities for hedging purposes, risk management purposes or as part of its investment strategies. The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a call option written by the Portfolio is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option written is exercised, the premium reduces the cost basis of the security. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Portfolio purchasing a security at a price different from the current market value.

(H)  Repurchase Agreements

The Portfolio may enter into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolio require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(I)  Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

(J)  Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(K)  Trustees’ Retirement Plan

The Trust offers defined benefits to certain prior independent Trustees through the Trust’s Retirement Plan for Independent Trustees, (the “Plan”). The Plan is an unfunded non-qualified defined benefit plan under Section 409A of the Internal Revenue Code of 196 (the “Code”), as amended. Participating trustees receive benefits upon the specified retirement age or event. Obligations of the Plan are expected to be paid from the assets of the Trust. Each Portfolio is allocated a portion of the obligation based on the respective net assets of the Portfolios participating in the Plan. At June 30, 2009, the Portfolio’s payable in connection with the Plan was $15,169. A net expense related to the Plan of $60,967 is included in Trustee fees and expenses on the Statement of Operations.

Summarized information for the Plan at the Trust level is as follows, based on the valuation performed on December 31, 2008:

Change in benefit obligation
Projected benefit obligation at beginning of year	$(527,281)
Benefits paid	30,511
Plan amendment	(246,156)
Interest cost	(28,753)
Actuarial gain/loss	(39,774)
Projected benefit obligation at end of year	$(811,453)
Funded status	$(811,453)
Accumulated benefit obligation/Accrued pension cost	$508,641

Projected benefit payments:
2009	$662,353
2010	$25,115
2011	$21,930
2012	$19,171
2013	$16,790
2014 to 2018	$57,495

Amounts anticipated to be recognized in expense for fiscal year ending 2009:
Net loss (gain)	$36,043
Prior service cost	246,156
$282,199

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(K)  Trustees’ Retirement Plan (continued)

Determination of the projected benefit obligation was based on the following assumptions for the year ended December 31, 2008: discount rate of 4.00%; mortality rate based upon 1994 GAM for Males and Females. The Plan was amended November 1, 2008, to comply with the provisions of Section 409A of the Code. On or prior to December 31, 2008, participants can elect to receive a lump sum benefit. The additional projected benefit of $246,156 will be expensed in 2009.

(2)  Investment Manager/Sub-Adviser/Distributor

The Trust, on behalf of the Portfolio, has entered into an Investment Advisory Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Trust’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager will receive an annual fee, payable monthly at the annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Manager is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Manager has retained its affiliate, Oppenheimer Capital LLC (the “Sub-Adviser”), to manage the Portfolio’s investments. The Investment Manager and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

Allianz Global Investors Distributors LLC (“the Distributor”), an affiliate of the Investment Manager, serves as the distributor of the Trust’s shares. Pursuant to a distribution agreement with the Trust, the Investment Manager on behalf of the Portfolio pays the Distributor.

At June 30, 2009, 83.3% of the outstanding shares of the Portfolio were owned by an affiliate of the Investment Manager. Investment activity by such affiliate could have a material impact on the Portfolio.

(3)  Investments in Securities

For the six months ended June 30, 2009, purchases and sales of securities, other than short-term securities and U.S. government obligations, aggregated were $30,533,472 and $36,751,683, respectively.

(4)  Income Tax Information

The cost basis of Portfolio securities of $46,721,889 is substantially the same for both federal income tax purposes. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $5,817,990; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $2,447,573; net unrealized appreciation for federal income tax purposes is $3,370,417.

(5)  Legal Proceedings

In September 2004, the Investment Manager, PEA Capital LLC (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”) settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of certain open-end funds not in the Trust and advised by the Investment Manager. PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. AGI, the Investment Manager, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. The settling parties did not admit or deny the

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(unaudited) (continued)

(5)  Legal Proceedings (continued)

findings in these settlements. None of these settlements alleged that any inappropriate activity took place with respect to the Portfolio. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, AGI, the Investment Manager, AGID, PEA and certain of their employees have been defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, on behalf of fund shareholders or the funds themselves, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by fund shareholders.

It is possible that these matters and/or other developments resulting from these matters could result in increased Portfolio redemptions or other adverse consequences to the Portfolio. However, the Investment Manager, the Sub-Adviser and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on Investment Manager’s, the Sub-Adviser’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

The foregoing speaks only as of the date hereof.

(6)  Portfolio Manager Update

On June 15, 2009, Jeffrey Parker replaced Nicholas Frelinghuysen as the Portfolio’s manager.

(7)  Subsequent Events

The Portfolio has adopted FASB Statement of Financial Accounting Standard No. 165, “Subsequent Events” (“FAS 165”)—accounting and disclosure of subsequent events. Subsequent events are events or transactions that occur after the balance sheet date but before financial statements are issued or are available to be issued.

The objective of FAS 165 is to establish principles and requirements for subsequent events. In particular, FAS 165 sets forth:

a.

The period after the balance sheet date during which management of a reporting entity shall evaluate events or transactions that may occur for potential recognition or disclosure in the financial statements.

b.	The circumstances under which an entity shall recognize events or transactions occurring after the balance sheet date.

c.	The disclosures that an entity shall make about events or transactions that occurred after the balance sheet date.

Management has determined there were no subsequent events following the six months ended June 30, 2009, through August 19, 2009, the date the financial statements were available to be issued.

Premier VIT
1345 Avenue of the Americas
New York, NY 10105

Trustees and Principal Officers
Hans W. Kertess	Trustee, Chairman of the Board of Trustees
Paul Belica	Trustee
Robert E. Connor	Trustee
John C. Maney	Trustee
William B. Ogden, IV	Trustee
R. Peter Sullivan III	Trustee
Diana L. Taylor	Trustee
Brian S. Shlissel	President & Chief Executive Officer
Lawrence G. Altadonna	Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Scott Whisten	Assistant Treasurer
Richard J. Cochran	Assistant Treasurer
Youse E. Guia	Chief Compliance Officer
Kathleen A. Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser
Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor
Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105

Custodian & Accounting Agent
State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02110

Transfer Agent
Boston Financial Data Services—Midwest
330 West 9th Street
Kansas City, MO 64105

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110

Investors should consider the investment objectives, risk, charges and expenses of the Portfolio carefully before investing. This and other information is contained in the Portfolio’s prospectus. Please read the prospectus carefully before you invest or send money.

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Premier VIT

NACM Small Cap Portfolio

Semi-Annual Report
June 30, 2009

2009 SEMI-ANNUAL REPORT

Premier VIT—NACM Small Cap Portfolio

Letter to Shareholders

Dear Shareholder:

Please find enclosed the semi-annual report for the Premier VIT—NACM Small Cap Portfolio (the “Portfolio”) for the six-month period ended June 30, 2009.

The bear market for U.S. stocks turned course in March 2009 as equities began registering gains after nearly 18 months of almost continuous declines. Major stock indexes reclaimed lost ground during the six-month reporting period with most core and growth indexes moving into positive territory. Large-and small-cap value indexes remained slightly negative.

The Standard & Poor’s 500 Index, a broad measure of U.S. stocks, returned 3.16% during the six-month reporting period. The Russell 1000 Value Index, which serves as a benchmark measure of performance for U.S. large-company value stocks, declined 2.87%. The S&P MidCap 400 Index returned 8.47% and small-cap stocks, as represented by the Russell 2000 Index, returned 2.64%. Bond markets also delivered mixed results. U.S. Treasury securities, which had outperformed most investments during the bear market, gave ground. The Barclays Capital U.S. Treasury Index registered a decline of 4.30% during the reporting period. The Barclays Capital U.S. Aggregate Index, a broad measure of government and corporate bonds, returned 1.90%.

The Federal Reserve pursued a policy of “quantitative easing”. Under the initiative, the U.S. monetary authority sought to inject liquidity into the financial system through purchases of large amounts of securities (such as mortgage-backed securities and U.S. Treasuries) from commercial banks in order to encourage lending to consumers and businesses.

Please refer to the following pages for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel
President & Chief Executive Officer

2009 Semi-Annual Report

2009 SEMI-ANNUAL REPORT

Premier VIT—NACM Small Cap Portfolio

(unaudited)

Important Information about the Portfolio

The Portfolio is only available as a funding vehicle under variable annuity contracts or variable life insurance policies offered by insurance companies. Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio may also be sold to qualified pension and retirement plans outside of the separate account context.

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a Portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to the prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the SEC’s website at www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Investment Manager and Sub-Adviser have each adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, is available without charge, upon request, by calling (800) 628-1237 and on the SEC’s website at www.sec.gov.

Shareholder Expense Example

The following disclosure provides important information regarding the Shareholder’s Expense Example, which appears on the following page. Please refer to this information when reviewing the Shareholder Expense Example.

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Shareholder Expense Example is intended to help shareholders understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Shareholder Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. Shareholders may use the information in these columns, together with the amount invested, to estimate the expenses that were paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that were paid for the period. Shareholders may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional costs were included, costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2009 Semi-Annual Report

2009 SEMI-ANNUAL REPORT

Premier VIT—NACM Small Cap Portfolio

(unaudited)

•        NACM Small Cap Portfolio seeks capital appreciation by normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in stocks from a universe of companies with small market capitalizations and listed on U.S. exchanges, generally corresponding to the capitalization range of the Russell 2000 Index as measured at the time of purchase.

•        The Portfolio delivered negative returns during the six-months ended June 30, 2009, while its benchmark, the Russell 2000 Index, advanced moderately. Stock selection decisions in the health care, technology and energy sectors detracted from the Portfolio’s returns compared to its benchmark. Underweight positioning and stock selection in the industrials sector benefited relative returns as did an underweight in financials.

•        U.S. equity markets changed course during the period, striking a bottom in March 2009 after nearly 18 months of declines that reached historic proportions. For the broad U.S. equity market, corporations reported better-than-expected profits and improving business outlooks during the period and investors began to anticipate an economic recovery. Among small-cap stocks, technology and consumer discretionary companies contributed most significantly to gains during the six-month reporting period.

•        In the health care sector, the Portfolio’s positions in pharmaceutical development companies ViroPharma and The Medicines Company declined during the period as did the stock price of nursing home operator LHC Group. Shares of ViroPharma and The Medicines Company fell on news of disappointing results in clinical trials for the companies’ proprietary experimental drug therapies. The positions were sold from the Portfolio during the period. LHC’s stock price declined early during the period despite improving earnings guidance by the company.

•        In technology, shares of hardware and software provider Insight Enterprises fell amid declining sales in a difficult demand environment for IT spending globally. The position was sold from the Portfolio during the period. The Portfolio’s position in NetScout declined despite positive revenue and earnings forecasts for the maker of computer network management systems for business and government.

•        Among industrials stocks, the Portfolio’s position in the Shaw Group rose on news the engineering company announced a strategic deal to help build nuclear power plants in China. The position was sold from the Portfolio during the period. GrafTech International shares advanced during the period on anticipation that an economic turnaround would spur demand for the maker of graphite electrodes and other products used in the manufacture of steel and other metals.

Total Returns for the periods ended 6/30/09 (*Average Annual Total Return)

	Six months	1 year	5 year *	10 year *
NACM Small Cap Portfolio	(5.09)%	(37.03)%	(5.39)%	3.04%
Russell 2000 Index†	2.64%	(25.01)%	(1.71)%	2.38%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect the deduction of additional charges imposed in connection with investing in variable contracts and assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

† It is not possible to invest directly in an index.

Shareholder Expense Example for the period ended 6/30/09

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$ 949.10	$4.83
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,019.84	$5.01

Expenses are equal to the Portfolio’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the number of days in the period).

Top Ten Industries as of 6/30/09
(% of net assets)

Specialty Retail	9.8%
Software	6.5%
Food Products	6.3%
IT Services	5.1%
Electrical Equipment	4.6%
Semiconductors & Semiconductor Equipment	4.5%
Insurance	4.4%
Textiles, Apparel & Luxury Goods	3.9%
Communications Equipment	3.4%
Health Care Providers & Services	3.2%

2009 Semi-Annual Report

Premier VIT
NACM Small Cap Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2009
(unaudited)

Shares		Value
	COMMON STOCK — 98.8%
	Aerospace & Defense — 1.2%
15,300	Dyncorp International, Inc., Class A (a)	$256,887
11,000	Triumph Group, Inc.	440,000
		696,887
	Airlines — 1.0%
101,600	Hawaiian Holdings, Inc. (a)	611,632

	Biotechnology — 2.9%
53,200	Arqule, Inc. (a)	326,648
40,800	Cubist Pharmaceuticals, Inc. (a)	747,864
16,600	Martek Biosciences Corp.	351,090
2,075	Myriad Pharmaceuticals, Inc. (a)	9,649
43,300	PDL BioPharma, Inc.	342,070
		1,777,321
	Capital Markets — 1.2%
17,700	Hercules Technology Growth Capital, Inc.	147,972
21,200	Knight Capital Group, Inc., Class A (a)	361,460
17,400	SWS Group, Inc.	243,078
		752,510
	Chemicals — 0.8%
24,700	Olin Corp.	293,683
49,900	Omnova Solutions, Inc. (a)	162,674
		456,357
	Commercial Banks — 3.2%
40,700	CVB Financial Corp.	242,979
25,200	First Commonwealth Financial Corp.	159,768
12,491	FirstMerit Corp.	212,097
50,400	Old National Bancorp	494,928
16,100	Oriental Financial Group, Inc.	156,170
21,800	Republic Bancorp, Inc., Class A	492,462
27,900	Wilshire Bancorp, Inc.	160,425
		1,918,829
	Commercial Services & Supplies — 2.8%
38,200	Deluxe Corp.	489,342
77,300	Team, Inc. (a)	1,211,291
		1,700,633
	Communications Equipment — 3.4%
65,100	Aruba Networks, Inc. (a)	568,974
46,500	Avocent Corp. (a)	649,140
22,200	Black Box Corp.	743,034
11,800	Oplink Communications, Inc. (a)	134,520
		2,095,668
	Computers & Peripherals — 3.0%
39,400	QLogic Corp. (a)	499,592
33,800	Synaptics, Inc. (a)	1,306,370
		1,805,962
	Construction & Engineering — 2.7%
58,600	EMCOR Group, Inc. (a)	1,179,032
10,900	Michael Baker Corp. (a)	461,724
		1,640,756
	Containers & Packaging — 0.7%
34,000	Temple-Inland, Inc.	446,080

	Diversified Financial Services — 0.4%
16,800	Life Partners Holdings, Inc.	238,224

	Diversified Telecommunication Services — 0.9%
52,500	Premiere Global Services, Inc. (a)	569,100

	Electrical Equipment — 4.6%
8,500	EnerSys (a)	154,615
91,300	GrafTech International Ltd. (a)	1,032,603
13,500	Harbin Electric, Inc. (a)	211,140
23,200	Thomas & Betts Corp. (a)	669,552
37,400	Woodward Governor Co.	740,520
		2,808,430
	Energy Equipment & Services — 1.3%
73,700	Cal Dive International, Inc. (a)	636,031
35,500	Parker Drilling Co. (a)	154,070
		790,101

Premier VIT
NACM Small Cap Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2009
(unaudited) (continued)

Shares		Value
	COMMON STOCK (continued)
	Food & Staples Retailing — 1.0%
12,400	Casey’s General Stores, Inc.	$318,556
15,500	Pricesmart, Inc.	259,625
		578,181
	Food Products — 6.3%
40,100	AgFeed Industries, Inc. (a)	237,793
25,700	American Italian Pasta Co., Class A (a)	748,898
150,000	Del Monte Foods Co.	1,407,000
40,600	Diamond Foods, Inc.	1,132,740
6,800	Fresh Del Monte Produce, Inc. (a)	110,568
4,000	Lancaster Colony Corp.	176,280
		3,813,279
	Health Care Equipment & Supplies — 2.6%
33,100	AngioDynamics, Inc. (a)	439,237
19,800	Merit Medical Systems, Inc. (a)	322,740
87,900	Symmetry Medical, Inc. (a)	819,228
		1,581,205
	Health Care Providers & Services — 3.2%
4,800	Amedisys, Inc. (a)	158,496
23,800	Centene Corp. (a)	475,524
23,200	Gentiva Health Services, Inc. (a)	381,872
28,000	Healthspring, Inc. (a)	304,080
17,400	LHC Group, Inc. (a)	386,454
9,700	RehabCare Group, Inc. (a)	232,121
		1,938,547
	Hotels, Restaurants & Leisure — 2.4%
17,300	Cracker Barrel Old Country Store, Inc.	482,670
11,000	DineEquity, Inc.	343,090
15,500	Papa John’s International, Inc. (a)	384,245
27,000	Steak N Shake Co. (a)	235,980
		1,445,985
	Household Durables — 1.9%
19,300	Helen of Troy Ltd. (a)	324,047
31,900	Tupperware Brands Corp.	830,038
		1,154,085
	Insurance — 4.4%
13,700	American Physicians, Inc.	536,492
9,300	Amerisafe, Inc. (a)	144,708
10,200	Assured Guaranty Ltd. (Bermuda)	126,276
7,800	Infinity Property & Casualty Corp.	284,388
8,600	Platinum Underwriters Holdings Ltd.	245,874
31,100	SeaBright Insurance Holdings, Inc. (a)	315,043
19,500	Stancorp Financial Group, Inc.	559,260
19,300	Tower Group, Inc.	478,254
		2,690,295
	Internet Software & Services — 0.3%
8,800	j2 Global Communications, Inc. (a)	198,528

	IT Services — 5.1%
14,800	Acxiom Corp.	130,684
5,100	CACI International, Inc., Class A (a)	217,821
23,300	CSG Systems International, Inc. (a)	308,492
75,400	Sapient Corp. (a)	474,266
5,800	Syntel, Inc.	182,352
29,000	TNS, Inc. (a)	543,750
49,000	Wright Express Corp. (a)	1,248,030
		3,105,395
	Machinery — 1.6%
18,900	Chart Industries, Inc. (a)	343,602
18,600	Dynamic Materials Corp.	358,608
9,700	LB Foster Co., Class A (a)	291,679
		993,889
	Metals & Mining — 0.7%
9,800	Royal Gold, Inc.	408,660

	Multiline Retail — 1.6%
60,000	99 Cents Only Stores (a)	814,800
10,600	Fred’s, Inc., Class A	133,560
		948,360

Premier VIT
NACM Small Cap Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2009
(unaudited) (continued)

Shares		Value
	COMMON STOCK (continued)
	Oil, Gas & Consumable Fuels — 0.6%
19,500	CVR Energy, Inc. (a)	$142,935
29,600	Western Refining, Inc. (a)	208,976
		351,911
	Paper & Forest Products — 0.8%
52,600	Glatfelter	468,140

	Personal Products — 2.5%
32,900	Bare Escentuals, Inc. (a)	291,823
30,600	Herbalife Ltd.	965,124
42,600	Prestige Brands Holdings, Inc. (a)	261,990
		1,518,937
	Pharmaceuticals — 3.2%
38,000	Noven Pharmaceuticals, Inc. (a)	543,400
13,500	Salix Pharmaceuticals Ltd. (a)	133,245
48,800	Valeant Pharmaceuticals International (a)	1,255,136
		1,931,781
	Real Estate Investment Trusts (REITs) — 2.8%
30,400	American Capital Agency Corp.	698,288
24,700	LaSalle Hotel Properties	304,798
47,500	Redwood Trust, Inc.	701,100
		1,704,186
	Semiconductors & Semiconductor Equipment — 4.5%
37,200	Anadigics, Inc. (a)	155,868
44,800	Cirrus Logic, Inc. (a)	201,600
38,000	Photronics, Inc. (a)	153,900
113,300	Triquint Semiconductor, Inc. (a)	601,623
25,200	Ultratech, Inc. (a)	310,212
66,200	Volterra Semiconductor Corp. (a)	869,868
43,200	Zoran Corp. (a)	470,880
		2,763,951
	Software — 6.5%
79,900	Compuware Corp. (a)	548,114
27,000	i2 Technologies, Inc. (a)	338,850
28,000	Informatica Corp. (a)	481,320
52,400	Mentor Graphics Corp. (a)	286,628
99,700	Netscout Systems, Inc. (a)	935,186
185,700	TIBCO Software, Inc. (a)	1,331,469
		3,921,567
	Specialty Retail — 9.8%
10,700	Aaron Rents, Inc., Class B	319,074
19,300	Aeropostale, Inc. (a)	661,411
36,700	Buckle, Inc.	1,165,959
81,500	Cabela’s, Inc. (a)	1,002,450
9,300	Cato Corp., Class A	162,192
26,300	Children’s Place Retail Stores, Inc. (a)	695,109
22,000	Genesco, Inc. (a)	412,940
15,500	Jo-Ann Stores, Inc. (a)	320,385
11,000	Jos. A. Bank Clothiers, Inc. (a)	379,060
29,600	Kirkland’s, Inc. (a)	355,496
18,300	RadioShack Corp.	255,468
37,800	Sally Beauty Holdings, Inc. (a)	240,408
		5,969,952
	Textiles, Apparel & Luxury Goods — 3.9%
10,200	Deckers Outdoor Corp. (a)	716,754
13,500	Fuqi International, Inc. (a)	279,585
85,400	Jones Apparel Group, Inc.	916,342
11,800	Maidenform Brands, Inc. (a)	135,346
14,400	True Religion Apparel, Inc. (a)	321,120
		2,369,147
	Thrifts & Mortgage Finance — 1.3%
34,900	Dime Community Bancshares	317,939
17,000	Provident Financial Services, Inc.	154,700
23,400	Washington Federal, Inc.	304,200
		776,839

Premier VIT
NACM Small Cap Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2009
(unaudited) (continued)

Shares			Value
	Trading Companies & Distributors — 0.6%
33,100	Houston Wire & Cable Co.		$394,221

	Wireless Telecommunication Services — 1.1%
43,300	Syniverse Holdings, Inc. (a)		694,099
	Total Common Stock (cost-$60,595,953)		60,029,630

Principal
Amount
(000s)
	Repurchase Agreement — 0.6%
$ 394	State Street Bank & Trust Co., dated 6/30/09, 0.01%, due 7/1/09, proceeds $394,000; collateralized by Federal Home Loan Bank, 5.50%, due 7/15/36, valued at $404,225 including accrued interest (cost-$394,000)		394,000
	Total Investments (cost-$60,989,953)	99.4%	60,423,630
	Other assets less liabilities	0.6%	347,811
	Net Assets	100.0%	$60,771,441

Notes to Schedule of Investments:

(a)  Non-income producing.

See accompanying Notes to Financial Statements

Premier VIT
NACM Small Cap Portfolio
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(unaudited)

Assets:
Investments, at value (cost-$60,989,953)	$60,423,630
Cash	9,938
Receivable for investments sold	610,373
Dividends receivable	82,193
Receivable due from investment adviser	18,572
Receivable from shares of beneficial interest sold	837
Prepaid expenses	9,623
Total Assets	61,155,166

Liabilities:
Payable for investments purchased	220,358
Payable for shares of beneficial interest redeemed	69,163
Deferred trustees’ retirement plan payable	44,970
Accrued expenses	49,234
Total Liabilities	383,725
Net Assets	$60,771,441

Composition of Net Assets:
Beneficial interest shares of $0.01 per value (unlimited number authorized)	$47,760
Paid-in-capital in excess of par	111,501,300
Dividends in excess of investment income	(27,161)
Accumulated net realized loss	(50,184,135)
Net unrealized depreciation of investments	(566,323)
Net Assets	$60,771,441
Shares outstanding	4,776,049
Net asset value, offering price and redemption price per share	$12.72

See accompanying Notes to Financial Statements

Premier VIT
NACM Small Cap Portfolio
STATEMENT OF OPERATIONS

Six Months ended June 30, 2009
(unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $64)	$383,245
Expenses:
Investment advisory fees	234,357
Trustees’ fees and expenses	91,640
Legal fees	56,620
Custodian and accounting agent fees	27,738
Shareholder communications	16,158
Audit and tax services	15,195
Transfer agent fees	6,474
Insurance expense	1,189
Miscellaneous	2,039
Total expenses	451,410
Less: investment advisory fees waived	(158,440)
custody credits earned on cash balances	(24)
Net expenses	292,946
Net investment income	90,299
Realized and Change in Unrealized Gain (Loss):
Net realized loss on investments	(17,083,381)
Net change in unrealized appreciation/depreciation of investments	13,172,703
Net realized and change in unrealized loss on investments	(3,910,678)
Net decrease in net assets resulting from investment operations	$(3,820,379)

See accompanying Notes to Financial Statements

Premier VIT
NACM Small Cap Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Six Months ended June 30, 2009 (unaudited)	Year ended December 31, 2008
Investment Operations:
Net investment income (loss)	$90,299	$(16,718)
Net realized loss on investments	(17,083,381)	(31,983,744)
Net change in unrealized appreciation/depreciation of investments	13,172,703	(20,465,840)
Net decrease in net assets resulting from investment operations	(3,820,379)	(52,466,302)
Dividends and Distributions to Shareholders from:
Net investment income	(32,863)	—
Net realized gains	—	(24,841,236)
Total dividends and distributions to shareholders	(32,863)	(24,841,236)
Share Transactions:
Net proceeds from the sale of shares	1,895,731	6,391,053
Reinvestment of dividends and distributions	32,863	24,841,236
Cost of shares redeemed	(5,761,383)	(25,471,195)
Net increase (decrease) in net assets from share transactions	(3,832,789)	5,761,094
Total decrease in net assets	(7,686,031)	(71,546,444)
Net Assets:
Beginning of period	68,457,472	140,003,916
End of period (including dividends in excess of net investment income of $(27,161) and $(84,597), respectively)	$60,771,441	$68,457,472
Shares Issued and Redeemed:
Issued	162,128	295,799
Issued in reinvestment of dividends and distributions	2,706	1,182,352
Redeemed	(494,299)	(1,168,944)
Net increase (decrease)	(329,465)	309,207

See accompanying Notes to Financial Statements

Premier VIT
NACM Small Cap Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

	Six Months ended June 30, 2009		Year ended December 31,
	(unaudited)		2008		2007	2006	2005	2004
Net asset value, beginning of period	$13.41		$29.19		$36.74	$31.28	$36.15	$30.68
Investment Operations:
Net investment income (loss)	0.02		(0.00	)*	0.05	(0.03)	(0.12)	(0.11)
Net realized and change in unrealized gain (loss) on investments	(0.70)		(10.10)		0.74	7.36	(0.13)	5.59
Total from investment operations	(0.68)		(10.10)		0.79	7.33	(0.25)	5.48
Dividends and Distributions to Shareholders from:
Net investment income	(0.01)		—		—	—	—	(0.01)
Net realized gains	—		(5.68)		(8.34)	(1.87)	(4.62)	—
Total dividends and distributions to shareholders	(0.01)		(5.68)		(8.34)	(1.87)	(4.62)	(0.01)
Net asset value, end of period	$12.72		$13.41		$29.19	$36.74	$31.28	$36.15
Total Return (1)	(5.09)%		(41.63)%		0.58%	24.08%	0.06%	17.88%
Ratios/Supplemental data:
Net assets end of period (000’s)	$60,771		$68,457		$140,004	$175,201	$190,145	$275,319
Ratio of expenses to average net assets (2)	1.00	%(3)(4)	1.00	%(4)	0.95%	0.93%	0.92%	0.91%
Ratio of net investment income (loss) to average net assets	0.31	%(3)(4)	(0.02	)%(4)	0.15%	(0.06)%	(0.32)%	(0.30)%
Portfolio Turnover	107%		173%		69%	99%	94%	102%

*	Less than .005 per share.
(1)	Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2)	Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (See(1)(H) in Notes to Financial Statements).
(3)	Annualized.
(4)

During the fiscal periods indicated above, the Investment Manager waived a portion of its fees and assumed a portion of the Portfolio’s expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets would have been 1.54% (annualized) and (0.23)% (annualized), respectively, for the six months ended June 30, 2009 and 1.00% and (0.02)%, respectively, for the year ended December 31, 2008.

See accompanying Notes to Financial Statements

Premier VIT
NACM Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(unaudited)

(1)  Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NACM Small Cap Portfolio (the “Portfolio”), NFJ Dividend Value Portfolio, OpCap Managed Portfolio and OpCap Mid Cap Portfolio. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Trust’s Investment Manager. The Investment Manager is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company.

The Portfolio’s investment objective is to seek capital appreciation through a diversified portfolio consisting primarily of securities of companies with market capitalizations of under $2 billion at the time of purchase.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for separate accounts of various life insurance companies which fund variable annuity and variable life insurance contracts, as well as for qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

The Portfolio has adopted the following new accounting standard issued by the Financial Accounting Standards Board (“FASB”):

FASB Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 161”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements of FAS 161 distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. The Portfolio reflects derivatives at fair value and recognizes changes in fair value through the Statement of Operations, and such do not qualify for FAS 161 hedge accounting treatment. Portfolio management has determined that FAS 161 has no material impact on the Portfolio’s financial statements.

The following is a summary of significant accounting policies consistently followed by the Portfolio:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures

Premier VIT
NACM Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(A)  Valuation of Investments (continued)

established by the Board of Trustees. Portfolio securities and other financial instruments other than debt securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at the last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. The market valued for NASDAQ National Market and Small Cap securities may be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is normally determined daily at the close of regular trading (normally, 4:00 pm Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(B)  Fair Value Measurement

The Portfolio has adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1—quoted prices in active markets for identical investments that the Portfolio has the ability to access

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio has adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” (“FAS 157-4”).

FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Portfolio to measure fair value during the six months ended June 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Premier VIT
NACM Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(B)  Fair Value Measurement (continued)

The following is a summary of the inputs used as of June 30, 2009, in valuing the Portfolio’s assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for investments in the table below are presented by industry or investment type in the Portfolio’s Schedule of Investments:

	Level 1—Quoted Prices	Level 2—Other Significant Observable Inputs	Level 3—Significant Unobservable Inputs	Value at 6/30/2009
Investments in Securities—Assets
Common Stock	$60,029,630	$—	$—	$60,029,630
Short-Term Investments	—	394,000	—	394,000
Total Investments in Securities	$60,029,630	$394,000	$—	$60,423,630

(C)  Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income over the lives of the respective securities using the effective interest method. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. The payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

(D)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

The FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Portfolio’s management has determined that its evaluation of the Interpretation has resulted in no material impact to the Portfolio’s financial statements at June 30, 2009. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(E)  Dividends and Distributions to Shareholders

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to shareholders on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the United States of America. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

Premier VIT
NACM Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(F)  Repurchase Agreements

The Portfolio may enter into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolio require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

(G)  Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

(H)  Custody Credits Earned on Cash Balances

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(I)  Trustees’ Retirement Plan

The Trust offers defined benefits to certain prior independent Trustees through the Trust’s Retirement Plan for Independent Trustees, (the “Plan”). The Plan is an unfunded non-qualified defined benefit plan under Section 409A of the Internal Revenue Code of 196 (the “Code”), as amended. Participating trustees receive benefits upon the specified retirement age or event. Obligations of the Plan are expected to be paid from the assets of the Trust. Each Portfolio is allocated a portion of the obligation based on the respective net assets of the Portfolios participating in the Plan. At June 30, 2009, the Portfolio’s payable in connection with the Plan was $44,970. A net expense related to the Plan of $77,657 is included in Trustee fees and expenses on the Statement of Operations.

Summarization information for the Plan at the Trust level is as follows, based on the valuation performed on December 31, 2008:

Change in benefit obligation
Projected benefit obligation at beginning of year	$(527,281)
Benefits paid	30,511
Plan amendment	(246,156)
Interest cost	(28,753)
Actuarial gain/loss	(39,774)
Projected benefit obligation at end of year	$(811,453)
Funded status	$(811,453)
Accumulated benefit obligation/Accrued pension cost	$508,641

Premier VIT
NACM Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(I)  Trustees’ Retirement Plan (continued)

Projected benefit payments:
2009	$662,353
2010	$25,115
2011	$21,930
2012	$19,171
2013	$16,790
2014 to 2018	$57,495

Amounts anticipated to be recognized in expense for fiscal year ending 2009:
Net loss (gain)	$36,043
Prior service cost	246,156
$282,199

Determination of the projected benefit obligation was based on the following assumptions for the year ended December 31, 2008: discount rate of 4.00%; mortality rate based upon 1994 GAM for Males and Females. The Plan was amended November 1, 2008, to comply with the provisions of Section 409A of the Code. On or prior to December 31, 2008, participants can elect to receive a lump sum benefit. The additional projected benefit of $246,156 will be expensed in 2009.

(2)  Investment Manager/Sub-Adviser/Distributor

The Trust, on behalf of the Portfolio, has entered into an Investment Advisory Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Trust’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager will receive an annual fee, payable monthly at the annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Manager is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Manager has retained its affiliate, Nicholas-Applegate Capital Management LLC (the “Sub-Adviser”), to manage the Portfolio’s investments. The Investment Manager and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

Allianz Global Investors Distributors LLC (“the Distributor”), an affiliate of the Investment Manager, serves as the distributor of the Trust’s shares. Pursuant to a distribution agreement with the Trust, the Investment Manager on behalf of the Portfolio pays the Distributor.

(3)  Investments in Securities

For the six months ended June 30, 2009, purchases and sales of securities, other than short-term securities and U.S. government obligations, aggregated were $62,842,386 and $66,338,201, respectively.

(4)  Income Tax Information

The cost basis of Portfolio securities of $60,989,953 is substantially the same for both federal income tax purposes. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $4,785,880; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $5,352,203; net unrealized depreciation for federal income tax purposes is $566,323.

Premier VIT
NACM Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(unaudited) (continued)

(5)  Legal Proceedings

In September 2004, the Investment Manager, PEA Capital LLC (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”) settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of certain open-end funds not in the Trust and advised by the Investment Manager. PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. AGI, the Investment Manager, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. None of these settlements alleged that any inappropriate activity took place with respect to the Portfolio. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, AGI, the Investment Manager, AGID, PEA and certain of their employees have been defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, on behalf of fund shareholders or the funds themselves, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by fund shareholders.

It is possible that these matters and/or other developments resulting from these matters could result in increased Portfolio redemptions or other adverse consequences to the Portfolio. However, the Investment Manager, the Sub-Adviser and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on Investment Manager’s, the Sub-Adviser’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

The foregoing speaks only as of the date hereof.

(6)  Subsequent Events

The Portfolio has adopted FASB Statement of Financial Accounting Standard No. 165, “Subsequent Events” (“FAS 165”)—accounting and disclosure of subsequent events. Subsequent events are events or transactions that occur after the balance sheet date but before financial statements are issued or are available to be issued.

The objective of FAS 165 is to establish principles and requirements for subsequent events. In particular, FAS 165 sets forth:

a.

The period after the balance sheet date during which management of a reporting entity shall evaluate events or transactions that may occur for potential recognition or disclosure in the financial statements.

b.	The circumstances under which an entity shall recognize events or transactions occurring after the balance sheet date.

c.	The disclosures that an entity shall make about events or transactions that occurred after the balance sheet date.

Management has determined there were no subsequent events following the six months ended June 30, 2009, through August 19, 2009, the date the financial statements were available to be issued.

Premier VIT
1345 Avenue of the Americas
New York, NY 10105

Trustees and Officers
Hans W. Kertess	Trustee, Chairman of the Board of Trustees
Paul Belica	Trustee
Robert E. Connor	Trustee
John C. Maney	Trustee
William B. Ogden, IV	Trustee
R. Peter Sullivan III	Trustee
Diana L. Taylor	Trustee
Brian S. Shlissel	President & Chief Executive Officer
Lawrence G. Altadonna	Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Scott Whisten	Assistant Treasurer
Richard J. Cochran	Assistant Treasurer
Youse E. Guia	Chief Compliance Officer
Kathleen A. Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Nicholas-Applegate Capital Management LLC
600 West Broadway, 30th Floor
San Diego, CA 92101

Distributor

Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105

Custodian & Accounting Agent

State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02110

Transfer Agent

Boston Financial Data Services—Midwest
330 West 9th Street
Kansas City, MO 64105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02110

Investors should consider the investment objectives, risk, charges and expenses of the Portfolio carefully before investing. This and other information is contained in the Portfolio’s prospectus. Please read the prospectus carefully before you invest or send money.

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Premier VIT

NFJ Dividend Value Portfolio

Semi-Annual Report
June 30, 2009

2009 SEMI-ANNUAL REPORT

Premier VIT—NFJ Dividend Value Portfolio

Letter to Shareholders

Dear Shareholder:

Please find enclosed the semi-annual report for the Premier VIT—NFJ Dividend Value Portfolio (the “Portfolio”) for the six-month period ended June 30, 2009.

The bear market for U.S. stocks turned course in March 2009 as equities began registering gains after nearly 18 months of almost continuous declines. Major stock indexes reclaimed lost ground during the six-month reporting period with most core and growth indexes moving into positive territory. Large-and small-cap value indexes remained slightly negative.

The Standard & Poor’s 500 Index, a broad measure of U.S. stocks, returned 3.16% during the six-month reporting period. The Russell 1000 Value Index, which serves as a benchmark measure of performance for U.S. large-company value stocks, declined 2.87%. The S&P MidCap 400 Index returned 8.47% and small-cap stocks, as represented by the Russell 2000 Index, returned 2.64%. Bond markets also delivered mixed results. U.S. Treasury securities, which had outperformed most investments during the bear market, gave ground. The Barclays Capital U.S. Treasury Index registered a decline of 4.30% during the reporting period. The Barclays Capital U.S. Aggregate Index, a broad measure of government and corporate bonds, returned 1.90%.

The Federal Reserve pursued a policy of “quantitative easing.” Under the initiative, the U.S. monetary authority sought to inject liquidity into the financial system through purchases of large amounts of securities (such as mortgage-backed securities and U.S. Treasuries) from commercial banks in order to encourage lending to consumers and businesses.

Please refer to the following pages for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel

President & Chief Executive Officer

2009 Semi-Annual Report

2009 SEMI-ANNUAL REPORT

Premier VIT—NFJ Dividend Value Portfolio

(unaudited)

Important information about the Portfolio

The Portfolio is only available as a funding vehicle under variable annuity contracts or variable life insurance policies offered by insurance companies. Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio may also be sold to qualified pension and retirement plans outside of the separate context.

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk and foreign security risk. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a Portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Please refer to the prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the SEC’s website at www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Investment Manager and Sub-Adviser have each adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, is available without charge, upon request, by calling (800) 628-1237 and on the SEC’s website at http://www.sec.gov.

Shareholder Expense Example

The following disclosure provides important information regarding the Shareholder’s Expense Example, which appears on the following page. Please refer to this information when reviewing the Shareholder Expense Example.

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Shareholder Expense Example is intended to help shareholders understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Shareholder Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. Shareholders may use the information in these columns, together with the amount invested, to estimate the expenses that were paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the column entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that were paid for the period. Shareholders may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional costs were included, costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2009 Semi-Annual Report

2009 SEMI-ANNUAL REPORT

Premier VIT—NFJ Dividend Value Portfolio

(unaudited)

•	NFJ Dividend Value Portfolio seeks long-term growth of capital and income through investments in undervalued mid- and large-cap securities.

•

Both the Portfolio and its benchmark, the Russell 1000 Value Index, declined during the six-month reporting period. Stock selection decisions in the financials, materials and consumer discretionary sectors detracted from performance relative to its benchmark. Selections among energy and industrials companies benefited relative performance.

•

U.S. equity markets changed course during the six-month reporting period striking a bottom in March 2009 after nearly 18 months of declines that reached historic proportions. For the broad U.S. equity market corporations reported better-than-expected profits and improving business outlooks during the period and investors began to anticipate an economic recovery. Among large-cap value stocks, financials, energy and industrials companies contributed most significantly to losses during the six-month reporting period.

•

Amid continued uncertainties in the financials sector, large banks and insurance companies remained under pressure as a result of bad loans and investment losses. In this environment, the Portfolio’s positions in Wells Fargo, Lincoln National, The Hartford and Allstate detracted from returns. The positions were sold from the Portfolio during the reporting period.

•

As the global economy slowed, minerals, aluminum and chemicals companies experienced steeply falling demand and prices for their products. This detracted from revenues and earnings for such portfolio holdings as Dow Chemical and aluminum company Alcoa. The positions were sold from the Portfolio during the reporting period.

•

Rising crude oil prices in the closing weeks during the period boosted the earnings outlook for production companies and oilfield services firms. The Portfolio’s positions in global offshore oil and gas drilling contractor Diamond Offshore and oilfield services firm Halliburton benefited from the rising prices of crude oil and contributed positively to relative returns.

Total Returns for the periods ended 6/30/09 (*Average Annual Total Return)

	Six Months	1 year	5 year *	Inception*†
NFJ Dividend Value Portfolio	(9.47)%	(33.89)%	(2.00)%	1.99%
Russell 1000 Value Index††	(2.87)%	(29.03)%	(2.13)%	1.29%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect the deduction of additional charges imposed in connection with investing in variable contracts and assume reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

†  The Portfolio commenced operations on 7/1/03. Index comparisons began as of 6/30/03.

††  It is not possible to invest directly in an Index.

Shareholder Expense Example for the period ended 6/30/09

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$ 905.30	$4.72
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,019.84	$5.01

Expenses are equal to the Portfolio’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the number of days in the period).

Top Ten Industries as of 6/30/09
(% of net assets)

Oil, Gas & Consumable Fuels	10.9%
Pharmaceuticals	7.8%
Diversified Telecommunications Services	6.2%
Insurance	4.8%
Tobacco	4.8%
Healthcare Equipment & Supplies	3.3%
Real Estate (REIT)	3.2%
Energy Equipment & Services	3.2%
Aerospace/Defense	3.2%
Commercial Services & Supplies	3.1%

2009 Semi-Annual Report

Premier VIT

NFJ Dividend Value Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2009

(unaudited)

Shares		Value
	COMMON STOCK -78.6%
	Aerospace/Defense-3.2%
3,900	Boeing Co.	$165,750

	Commercial Banks-1.5%
2,000	PNC Financial Services Group, Inc.	77,620

	Commercial Services & Supplies-3.1%
6,800	R.R. Donnelley & Sons Co.	79,016
2,900	Waste Management Inc.	81,664
		160,680
	Communications Equipment-1.5%
2,800	Harris Corp.	79,408

	Computers & Peripherals-1.6%
800	International Business Machines Corp.	83,536

	Diversified Financial Services-1.6%
2,450	JPMorgan Chase & Co.	83,570

	Diversified Telecommunications Services-6.2%
3,300	AT&T, Inc.	81,972
1,900	Embarq Corp.	79,914
2,600	Verizon Communications, Inc.	79,898
9,500	Windstream Corp.	79,420
		321,204
	Electric Utilities-1.6%
2,600	Edison International	81,796

	Energy Equipment & Services-3.2%
1,000	Diamond Offshore Drilling, Inc.	83,050
4,000	Halliburton Co.	82,800
		165,850
	Food & Drug Retailing-1.5%
6,100	SUPERVALU, Inc.	78,995

	Food Products-1.5%
3,076	Kraft Foods, Inc.	77,946

	Healthcare Equipment & Supplies-3.3%
1,200	Becton Dickinson & Co.	85,572
2,400	Medtronic, Inc.	83,736
		169,308
	Healthcare Providers & Services-1.5%
2,600	Cardinal Health, Inc.	79,430

	Household Products-1.6%
1,600	Kimberly-Clark Corp.	83,888

	Industrial Conglomerates-1.6%
1,400	3M Co.	84,140

	Insurance-4.8%
3,400	Allstate Corp.	82,960
2,700	MetLife, Inc.	81,027
2,000	Travelers Companies, Inc.	82,080
		246,067

Premier VIT

NFJ Dividend Value Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2009

(unaudited) (continued)

Shares			Value
	COMMON STOCK (continued)
	Leisure Equipment & Products-1.6%
5,000	Mattel, Inc.		$80,250

	Multi-Utilities-1.6%
3,300	Ameren Corp.		82,137

	Office Electronics-1.5%
12,300	Xerox Corp.		79,704

	Oil, Gas & Consumable Fuels-10.9%
1,250	Chevron Corp.		82,812
2,000	ConocoPhillips		84,120
1,600	EnCana Corp.		79,152
2,700	Marathon Oil Corp.		81,351
1,600	Royal Dutch Shell		80,304
1,500	Total SA		81,345
4,400	Valero Energy Corp.		74,316
			563,400
	Pharmaceuticals-7.8%
4,650	GlaxoSmithKline PLC ADR		164,331
1,400	Johnson & Johnson		79,520
10,600	Pfizer, Inc.		159,000
			402,851
	Real Estate (REIT)-3.2%
11,000	Annaly Capital Management Inc.		166,540

	Road & Rail-1.5%
2,100	Norfolk Sothern Corp.		79,107

	Software-1.6%
3,400	Microsoft Corp.		80,818

	Specialty Retail-1.6%
3,400	Home Depot, Inc.		80,342

	Textiles, Apparel & Luxury Goods-1.6%
1,450	V. F. Corp.		80,257

	Thrifts & Mortgage Finance-1.6%
7,500	New York Community Bancorp, Inc.		80,175

	Tobacco-4.8%
9,900	Altria Group, Inc.		162,261
2,150	Reynolds American, Inc.		83,033
			245,294

	Total Investments (cost-$4,561,494)	78.6%	4,060,063

	Other assets less liabilities	21.4%	1,104,443

	Net Assets	100.0%	$5,164,506

Glossary:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

See accompanying Notes to Financial Statements.

Premier VIT

NFJ Dividend Value Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009

(unaudited)

Assets:
Investments, at value (cost-$4,561,494)	$4,060,063
Cash	135,265
Receivable for investments sold	898,200
Receivable for shares of beneficial interest sold	63,312
Dividends receivable	25,689
Receivable due from Investment Manager	1,691
Total Assets	5,184,220

Liabilities:
Deferred trustees’ retirement plan payable	1,417
Accrued expenses and other liabilities	18,297
Total Liabilities	19,714
Net Assets	$5,164,506

Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$7,048
Paid-in-capital in excess of par	7,577,558
Undistributed net investment income	100,253
Accumulated net realized loss on investments	(2,018,922)
Net unrealized depreciation of investments	(501,431)
Net Assets	$5,164,506
Shares outstanding	704,761
Net asset value, offering price and redemption price per share	$7.33

See accompanying Notes to Financial Statements

Premier VIT

NFJ Dividend Value Portfolio

STATEMENT OF OPERATIONS

Six Months ended June 30, 2009

(unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $1,194)	$122,169

Expenses:
Investment management fees	17,533
Custodian and accounting agent fees	10,083
Audit and tax services	7,686
Trustees’ fees and expenses	6,188
Shareholder communications	3,759
Transfer agent fees	1,531
Legal fees	1,432
Miscellaneous	1,180
Total expenses	49,392
Less: investment management fees waived	(17,533)
expenses reimbursed by Investment Manager	(9,943)
Net expenses	21,916
Net investment income	100,253

Realized and Change in Unrealized Gain (Loss):
Net realized loss on investments	(1,680,360)
Net change in unrealized appreciation/depreciation of investments	1,183,699
Net realized and change in unrealized loss on investments	(496,661)
Net decrease in net assets resulting from investment operations	$(396,408)

See accompanying Notes to Financial Statements.

Premier VIT

NFJ Dividend Value Portfolio

STATEMENT OF CHANGES IN NET ASSETS

	Six Months
	ended
	June 30, 2009	Year ended
	(unaudited)	December 31, 2008
Investment Operations:
Net investment income	$100,253	$140,967
Net realized loss on investments	(1,680,360)	(293,340)
Net change in unrealized appreciation/depreciation of investments	1,183,699	(1,859,500)
Net decrease in net assets resulting from investment operations	(396,408)	(2,011,873)

Dividends to Shareholders from Net Investment Income	(1,967)	(139,000)

Share Transactions:
Net proceeds from the sale of shares	934,037	4,402,632
Reinvestment of dividends	1,967	139,000
Cost of shares redeemed	(147,961)	(891,109)
Net increase in net assets from share transactions	788,043	3,650,523
Total increase in net assets	389,668	1,499,650

Net Assets:
Beginning of period	4,774,838	3,275,188
End of period (including undistributed net investment income of $100,253 and $1,967, respectively)	$5,164,506	$4,774,838

Shares Issued and Redeemed:
Issued	136,713	392,339
Issued in reinvestment of dividends	272	17,419
Redeemed	(21,520)	(73,955)
Net increase	115,465	335,803

See accompanying Notes to Financial Statements.

Premier VIT

NFJ Dividend Value Portfolio

FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

	Six Months
	ended
	June 30, 2009
	(unaudited)		Year ended December 31,
	2009		2008	2007	2006	2005	2004
Net asset value, beginning of period	$8.10		$12.92	$13.93	$12.28	$12.37	$11.68
Investment Operations:
Net investment income	0.14		0.25	0.25	0.31	0.32	0.29
Net realized and change in unrealized gain (loss) on investments	(0.91)		(4.83)	(0.12)	2.68	1.16	1.39
Total from investment operations	(0.77)		(4.58)	0.13	2.99	1.48	1.68

Dividends and Distributions to Shareholders from:
Net investment income	(0.00)	(4)	(0.24)	(0.25)	(0.32)	(0.33)	(0.30)
Net realized gains	-		-	(0.89)	(1.02)	(1.24)	(0.69)
Total dividends and distributions to shareholders	(0.00)	(4)	(0.24)	(1.14)	(1.34)	(1.57)	(0.99)
Net asset value, end of period	$7.33		$8.10	$12.92	$13.93	$12.28	$12.37
Total Return (1)	(9.47)%		(35.40)%	0.81%	24.72%	12.28%	14.65%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$5,165		$4,775	$3,275	$1,908	$1,531	$1,363
Ratio of expenses to average net assets (2)(3)	1.00%	(5)	1.02%	1.04%	1.13%	1.06%	1.02%
Ratio of net investment income to average net assets (3)	4.57%	(5)	3.30%	2.36%	2.31%	2.51%	2.44%
Portfolio turnover	58%		38%	42%	31%	35%	41%

(1)	Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2)	Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (see (1)(G) in Notes to Financial Statements).
(3)

During the fiscal periods indicated above, the Investment Manager waived all of its fee and reimbursed a portion of the Portfolio’s expenses. If such waivers and reimbursements had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 2.25% (annualized) and 3.32% (annualized), respectively for the six months ended June 30, 2009, 2.11% and 2.21%, respectively, for the year ended December 31, 2008; 2.90% and 0.49%, respectively, for the year ended December 31, 2007; 2.16% and 1.28%, respectively for the year ended December 31, 2006; 2.81% and 0.76%, respectively, for the year ended December 31, 2005 and 3.01% and 0.45%, respectively, for the year ended December 31, 2004.

(4)	Less than $0.005 per share.
(5)	Annualized.

See accompanying Notes to Financial Statements.

Premier VIT

NFJ Dividend Value Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2009

(unaudited)

(1) Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NACM Small Cap Portfolio, NFJ Dividend Value Portfolio (the “Portfolio”), OpCap Managed Portfolio and OpCap Mid Cap Portfolio.  Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Trust’s investment manager. The Investment Manager is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company.

The Portfolio’s primary objective is to seek income and the secondary objective of long-term growth of capital. It seeks to meets its objectives, under normal conditions, by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities consisting primarily of income-producing common stocks of companies with market capitalizations of more than $2 billion at the time of investment.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for separate accounts of various life insurance companies which fund variable annuity and variable life insurance contracts, as well as for qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

The Portfolio has adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 161”) which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements of FAS 161 distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. The Portfolio reflects derivatives at fair value and recognizes changes in fair value through the Statement of Operations, and such do not qualify for FAS 161 hedge accounting treatment. Portfolio management has determined that FAS 161 has no material impact on the Portfolio’s financial statements.

The following is a summary of significant accounting policies consistently followed by the Portfolio:

(A) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. Portfolio securities and other financial instruments other than debt securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last

Premier VIT

NFJ Dividend Value Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2009

(unaudited) (continued)

(1) Organization and Significant Accounting Policies (continued)

reported sales price; if there are no such reported sales, the securities are valued at the last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term securities maturing in sixty days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is normally determined daily at the close of regular trading (normally, 4:00 pm Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(B) Fair Value Measurement

The Portfolio has adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under FAS 157 are described below:

•      Level 1 – quoted prices in active markets for identical investments that the Portfolio has the ability to access

•      Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•      Level 3 – valuations based on significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio has adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly (“FAS 157-4”).

FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Portfolio to measure fair value during the six months ended June 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009, in valuing the Portfolio’s assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for investments in the table below are presented by industry or investment type in each Portfolio’s Schedule of Investments:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/2009
Investments in Securities - Assets
Common Stock	$4,060,063	—	—	$4,060,063
Total Investments in Securities	$4,060,063	—	—	$4,060,063

Premier VIT

NFJ Dividend Value Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2009

(unaudited) (continued)

(1) Organization and Significant Accounting Policies (continued)

(C) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.  Payments received from certain investments may be comprised of dividends, realized gains and return of capital. The payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

(D) Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

The Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, ‘‘Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109’’ (the ‘‘Interpretation’’). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Portfolio’s management has determined that its evaluation of the Interpretation has resulted in no material impact to the Portfolio’s financial statements at June 30, 2009. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(E) Dividends and Distributions to Shareholders

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to shareholders on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the United States of America. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(F) Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

(G) Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(H) Trustees’ Retirement Plan

The Trust offers defined benefits to certain prior independent Trustees through the Trust’s Retirement Plan for Independent Trustees, (the “Plan”). The Plan is an unfunded non-qualified defined benefit plan under Section 409A of the Internal Revenue Code of 1986 (the “Code”), as amended. Participating trustees receive benefits upon the specified retirement age or event. Obligations of the Plan are expected to be paid from the assets of the Trust. Each Portfolio is allocated a portion of the obligation based on the respective net assets of the Portfolios participating in the Plan. At June 30, 2009, the Portfolio’s payable in connection with the Plan was $1,417. A net expense related to the Plan of $5,596 is included in Trustees’ fees and expenses on the Statement of Operations.

Premier VIT

NFJ Dividend Value Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2009

(unaudited) (continued)

(2) Investment Manager/Sub-Adviser/Distributor

The Trust, on behalf of the Portfolio, has entered into an Investment Advisory Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Trust’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager will receive an annual fee, payable monthly at the annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Manager is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Manager has retained its affiliate, NFJ Investment Group LLC (the “Sub-Adviser”), to manage the Portfolio’s equity investments. The Investment Manager and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

Allianz Global Investors Distributors LLC (“the Distributor”), an affiliate of the Investment Manager, serves as the distributor of the Trust’s shares. Pursuant to a distribution agreement with the Trust, the Investment Manager on behalf of the Portfolio pays the Distributor.

At June 30, 2009, 22% of the outstanding shares of the Portfolio were owned by an affiliate of the Investment Manager.  Investment activity by such affiliate could have a material impact on the Portfolio.

(3) Investments in Securities

For the six months ended June 30, 2009, purchases and sales of securities, other than short-term securities and U.S. government obligations, aggregated were $2,454,577 and $2,552,309, respectively.

(4) Income Tax Information

The cost basis of Portfolio securities of $4,561,494 is substantially the same for both financial reporting and federal income tax purposes. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $98,363; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $599,794; net unrealized depreciation for federal income tax purposes is $501,431.

(5) Legal Proceedings

In September 2004, the Investment Manager, PEA Capital LLC (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”) settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of certain open-end funds not in the Trust and advised by the Investment Manager. PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. AGI, the Investment Manager, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. None of these settlements alleged that any inappropriate activity took place with respect to the Portfolio. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, AGI, the Investment Manager, AGID, PEA and certain of their employees have been defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, on behalf of fund shareholders or the funds themselves, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by fund shareholders.

Premier VIT

NFJ Dividend Value Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2009

(unaudited) (continued)

(5) Legal Proceedings (continued)

It is possible that these matters and/or other developments resulting from these matters could result in increased Portfolio redemptions or other adverse consequences to the Portfolio. However, the Investment Manager, the Sub-Adviser and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on Investment Manager’s, the Sub-Adviser’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

The foregoing speaks only as of the date hereof.

(6) Subsequent Event

The Portfolio has adopted FASB Statement of Financial Accounting Standard No. 165, “Subsequent Events” ("FAS 165") – accounting and disclosure of subsequent events. Subsequent events are events or transactions that occur after the balance sheet date but before financial statements are issued or are available to be issued.

The objective of FAS 165 is to establish principles and requirements for subsequent events. In particular, FAS 165 sets forth:

a. The period after the balance sheet date during which management of a reporting entity shall evaluate events or transactions that may occur for potential recognition or disclosure in the financial statements.

b. The circumstances under which an entity shall recognize events or transactions occurring after the balance sheet date.

c. The disclosures that an entity shall make about events or transactions that occurred after the balance sheet date.

Management has determined there were no subsequent events following the six months ended June 30, 2009, through August 19, 2009, the date the financial statements were available to be issued.

Premier VIT

1345 Avenue of the Americas

New York, NY 10105

Trustees and Officers

Hans W. Kertess	Trustee, Chairman of the Board of Trustees
Paul Belica	Trustee
Robert E. Connor	Trustee
John C. Maney	Trustee
William B. Ogden, IV	Trustee
R. Peter Sullivan III	Trustee
Diana L. Taylor	Trustee
Brian S. Shlissel	President & Chief Executive Officer
Lawrence G. Altadonna	Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Scott Whisten	Assistant Treasurer
Richard J. Cochran	Assistant Treasurer
Youse E. Guia	Chief Compliance Officer
Kathleen A. Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management  LLC

1345 Avenue of the Americas

New York, NY 10105

Sub-Adviser

NFJ Investment Group LLC

2100 Ross Avenue, Suite 1840

Dallas, TX 75201

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian & Accounting Agent

State Street Bank & Trust Co.

225 Franklin Street

Boston, MA 02110

Transfer Agent

Boston Financial Data Services, Inc.

330 West 9th Street

Kansas City, MO 64105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, MA 02110

Investors should consider the investment objectives, risk, charges and expenses of the Portfolio carefully before investing. This and other information is contained in the Portfolio’s prospectus. Please read the prospectus carefully before you invest or send money.

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Disclosure not required for open-end investment management companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Disclosure not required for open-end investment management companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Disclosure not required for open-end investment management companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

Disclosure not required for open-end investment management companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.

ITEM 12. EXHIBITS

(a) (1)	Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
(b)	Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Premier VIT

By	/s/ Brian S. Shlissel
President and Chief Executive Officer

Date: August 25, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President and Chief Executive Officer

Date: August 25, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 25, 2009